FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06243

                            FRANKLIN STRATEGIC SERIES
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 4/30
                         ----

Date of reporting period: 7/31/04
                          -------



Item 1. Schedule of Investments.

FRANKLIN STRATEGIC SERIES

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2004

--------------------------------------------------------------------------------

CONTENTS

Franklin Aggressive Growth Fund .......................................   3

Franklin Biotechnology Discovery Fund .................................   7

Franklin Blue Chip Fund ...............................................  11

Franklin Flex Cap Growth Fund .........................................  15

Franklin Global Communications Fund ...................................  19

Franklin Global Health Care Fund ......................................  23

Franklin Natural Resources Fund .......................................  27

Franklin Small Cap Growth Fund II .....................................  31

Franklin Small-Mid Cap Growth Fund ....................................  37

Franklin Strategic Income Fund ........................................  43

Franklin Technology Fund ..............................................  55

Franklin U.S. Long-Short Fund .........................................  59

Notes to Statements of Investments ....................................  64


                                     [LOGO]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

        ---------------------------------------------------------------------------------------------------------------------
        FRANKLIN AGGRESSIVE GROWTH FUND                                                    SHARES/WARRANTS         VALUE
        ---------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS 93.6%
        COMMERCIAL SERVICES 1.8%
     (a)Laureate Education Inc. .........................................................         43,700       $    1,542,610
     (a)ValueClick Inc. .................................................................        112,100            1,163,598
                                                                                                               --------------
                                                                                                                    2,706,208
                                                                                                               --------------

        COMMUNICATIONS 1.3%
     (a)Nextel Partners Inc., A .........................................................        126,300            2,029,641
                                                                                                               --------------

        CONSUMER SERVICES 7.3%
     (a)eBay Inc. .......................................................................         33,400            2,616,222
     (a)Jackson Hewitt Tax Service Inc. .................................................         92,000            1,600,800
     (a)Radio One Inc., D ...............................................................        102,700            1,562,067
     (a)Shuffle Master Inc. .............................................................         44,600            1,426,754
     (a)University of Phoenix Online ....................................................         28,900            2,490,313
     (a)Univision Communications Inc., A ................................................         47,100            1,364,487
                                                                                                               --------------
                                                                                                                   11,060,643
                                                                                                               --------------

        DISTRIBUTION SERVICES 1.0%
     (a)United Natural Foods Inc. .......................................................         69,000            1,495,230
                                                                                                               --------------

        ELECTRONIC TECHNOLOGY 24.4%
        ADTRAN Inc. .....................................................................         59,300            1,583,903
        Analog Devices Inc. .............................................................         65,200            2,588,440
     (a)Avocent Corp. ...................................................................         86,900            2,601,786
     (a)Cisco Systems Inc. ..............................................................        105,700            2,204,902
     (a)Comverse Technology Inc. ........................................................         85,100            1,451,806
     (a)Dell Inc. .......................................................................        126,800            4,497,596
        Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ......................         63,900            1,827,540
     (a)Formfactor Inc. .................................................................         38,400              771,072
 (a),(b)Intersil Corp., wts., 144A, 11/19/06 ............................................         23,821              208,763
     (a)Marvell Technology Group Ltd. (Bermuda) .........................................         98,400            2,284,848
     (a)Network Appliance Inc. ..........................................................        139,800            2,699,538
        QUALCOMM Inc. ...................................................................         41,200            2,846,096
        Rockwell Automation Inc. ........................................................         55,400            2,072,514
     (a)Semtech Corp. ...................................................................         94,600            1,877,810
        Tektronix Inc. ..................................................................         85,100            2,587,040
     (a)Trimble Navigation Ltd. .........................................................         81,700            2,268,809
     (a)ViaSat Inc. .....................................................................         60,200            1,090,824
        Xilinx Inc. .....................................................................         51,300            1,509,759
                                                                                                               --------------
                                                                                                                   36,973,046
                                                                                                               --------------

        ENERGY MINERALS .5%
     (a)Spinnaker Exploration Co. .......................................................         19,500              697,515
                                                                                                               --------------


                                         Quarterly Statements of Investments | 3

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN AGGRESSIVE GROWTH FUND                                                        SHARES/WARRANTS         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    FINANCE 5.7%
 (a)CapitalSource Inc. ..................................................................         33,400       $      722,108
    Doral Financial Corp. (Puerto Rico) .................................................         49,000            1,923,250
    Investors Financial Services Corp. ..................................................         42,800            1,955,104
    Montpelier Re Holdings Ltd. (Bermuda) ...............................................         45,300            1,602,714
    UCBH Holdings Inc. ..................................................................         61,700            2,411,853
                                                                                                               --------------
                                                                                                                    8,615,029
                                                                                                               --------------

    HEALTH SERVICES 3.6%
 (a)Accredo Health Inc. .................................................................         41,600            1,347,840
 (a)Anthem Inc. .........................................................................         27,000            2,226,690
 (a)Caremark RX Inc. ....................................................................         59,500            1,814,750
                                                                                                               --------------
                                                                                                                    5,389,280
                                                                                                               --------------

    HEALTH TECHNOLOGY 17.4%
 (a)Amgen Inc. ..........................................................................         43,200            2,457,216
 (a)Celgene Corp. .......................................................................         16,900              901,277
 (a)Cytyc Corp. .........................................................................        115,600            2,794,052
 (a)Forest Laboratories Inc. ............................................................         37,300            1,875,817
 (a)Gen-Probe Inc. ......................................................................         55,500            2,076,810
 (a)Gilead Sciences Inc. ................................................................         47,600            3,076,864
 (a)INAMED Corp. ........................................................................         35,700            1,934,226
 (a)Protein Design Labs Inc. ............................................................         21,500              348,300
 (a)Respironics Inc. ....................................................................         32,300            1,799,756
 (a)St. Jude Medical Inc. ...............................................................         39,200            2,670,696
    Teva Pharmaceutical Industries Ltd., ADR (Israel) ...................................         49,100            1,453,360
 (a)Varian Medical Systems Inc. .........................................................         72,600            2,505,063
 (a)Zimmer Holdings Inc. ................................................................         31,700            2,419,027
                                                                                                               --------------
                                                                                                                   26,312,464
                                                                                                               --------------

    INDUSTRIAL SERVICES 2.2%
    Carbo Ceramics Inc. .................................................................         25,100            1,777,833
 (a)Smith International Inc. ............................................................         26,700            1,556,076
                                                                                                               --------------
                                                                                                                    3,333,909
                                                                                                               --------------

    PROCESS INDUSTRIES 2.3%
    Cabot Corp. .........................................................................         49,800            1,896,384
 (a)Headwaters Inc. .....................................................................         57,000            1,581,180
                                                                                                               --------------
                                                                                                                    3,477,564
                                                                                                               --------------

    PRODUCER MANUFACTURING 2.9%
    Gentex Corp. ........................................................................         54,800            1,961,840
    PACCAR Inc. .........................................................................         41,600            2,494,336
                                                                                                               --------------
                                                                                                                    4,456,176
                                                                                                               --------------


4 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN AGGRESSIVE GROWTH FUND                                                        SHARES/WARRANTS         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    RETAIL TRADE 5.8%
 (a)Cabela's Inc. .......................................................................         45,000       $    1,208,250
 (a)Dollar Tree Stores Inc. .............................................................         81,400            2,190,474
 (a)Tuesday Morning Corp. ...............................................................         69,300            2,228,688
 (a)Urban Outfitters Inc. ...............................................................         57,300            1,704,102
    Whole Foods Market Inc. .............................................................         17,100            1,407,672
                                                                                                               --------------
                                                                                                                    8,739,186
                                                                                                               --------------

    TECHNOLOGY SERVICES 16.0%
 (a)Accenture Ltd., A (Bermuda) .........................................................         88,200            2,172,366
 (a)Alliance Data System Corp. ..........................................................         60,300            2,394,513
 (a)Ask Jeeves Inc. .....................................................................         37,900            1,102,132
 (a)Cognizant Technology Solutions Corp., A .............................................         95,400            2,628,270
 (a)Cognos Inc. (Canada) ................................................................         89,800            3,024,464
 (a)Kanbay International Inc. ...........................................................         58,300              904,233
 (a)Mercury Interactive Corp. ...........................................................         40,200            1,469,712
    Paychex Inc. ........................................................................        104,700            3,215,337
 (a)Symantec Corp. ......................................................................         39,100            1,828,316
 (a)Websense Inc. .......................................................................         46,300            1,768,197
 (a)Yahoo! Inc. .........................................................................        122,300            3,766,840
                                                                                                               --------------
                                                                                                                   24,274,380
                                                                                                               --------------

    TRANSPORTATION 1.4%
    C.H. Robinson Worldwide Inc. ........................................................         48,200            2,107,786
                                                                                                               --------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $129,455,310) ................................                         141,668,057
                                                                                                               --------------

    SHORT TERM INVESTMENT (COST $8,569,210) 5.7%
    MONEY FUND
 (c)Franklin Institutional Fiduciary Trust Money Market Portfolio .......................      8,569,210            8,569,210
                                                                                                               --------------
    TOTAL INVESTMENTS (COST $138,024,520) 99.3% .........................................                         150,237,267
    OTHER ASSETS, LESS LIABILITIES .7% ..................................................                           1,108,832
                                                                                                               --------------
    NET ASSETS 100.0% ...................................................................                      $  151,346,099
                                                                                                               ==============

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                           Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5
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6 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

        ---------------------------------------------------------------------------------------------------------------------
        FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                                  SHARES              VALUE
        ---------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 93.2%
        BIOTECHNOLOGY 82.9%
 (a),(b)Abgenix Inc. ....................................................................        410,900       $    4,016,547
     (a)Adolor Corp. ....................................................................        854,900            9,104,685
 (a),(b)Affymetrix Inc. .................................................................        101,900            2,752,319
     (a)Alexion Pharmaceuticals Inc. ....................................................         83,000            1,321,360
 (a),(b)Alkermes Inc. ...................................................................        866,300            9,347,377
     (a)Amgen Inc. ......................................................................        917,700           52,198,776
     (a)Amylin Pharmaceuticals Inc. .....................................................        370,300            7,628,180
     (a)Biogen Idec Inc. ................................................................        546,922           32,815,320
     (a)Celgene Corp. ...................................................................        459,600           24,510,468
     (a)Chiron Corp. ....................................................................        255,500           11,709,565
     (a)Cytokinetics Inc. ...............................................................        112,900              934,812
 (a),(b)Dov Pharmaceutical Inc. .........................................................        322,100            4,187,300
     (a)Exelixis Inc. ...................................................................      1,131,700            8,963,064
 (a),(b)Eyetech Pharmaceuticals Inc. ....................................................        276,900           10,272,990
     (a)Genentech Inc. ..................................................................        607,700           29,582,836
     (a)Genzyme Corp. ...................................................................        566,200           29,034,736
     (a)Gilead Sciences Inc. ............................................................        867,200           56,055,808
 (a),(b)Human Genome Sciences Inc. ......................................................        747,800            7,496,695
 (a),(b)Idenix Pharmaceuticals Inc. .....................................................         84,800            1,009,120
 (a),(b)ImClone Systems Inc. ............................................................         79,000            4,654,680
 (a),(b)Incyte Corp. ....................................................................        380,300            2,338,845
 (a),(b)InterMune Inc. ..................................................................        489,300            5,866,707
     (a)Invitrogen Corp. ................................................................         56,000            2,938,880
     (a)Kosan Biosciences Inc. ..........................................................      1,049,191            6,683,347
     (a)La Jolla Pharmaceutical Co. .....................................................        378,000              808,920
 (a),(b)Ligand Pharmaceuticals Inc., B ..................................................        215,400            2,974,674
 (a),(b)Medarex Inc. ....................................................................        177,800            1,091,692
     (a)Medicines Co. ...................................................................        438,600           11,605,356
     (a)MedImmune Inc. ..................................................................        506,517           11,670,152
 (a),(b)MGI Pharma Inc. .................................................................        730,800           20,469,708
     (a)Millennium Pharmaceuticals Inc. .................................................        521,029            5,793,842
 (a),(b)NABI Biopharmaceuticals .........................................................        316,900            3,660,195
 (a),(b)Neose Technologies Inc. .........................................................        250,000            1,730,000
     (a)Neurocrine Biosciences Inc. .....................................................        170,300            7,930,871
 (a),(b)NPS Pharmaceuticals Inc. ........................................................        601,900           11,225,435
 (a),(b)Nuvelo Inc. .....................................................................        243,716            1,959,477
     (a)Onyx Pharmaceuticals Inc. .......................................................         74,300            2,535,859
 (a),(b)OSI Pharmaceuticals Inc. ........................................................        297,900           17,903,790
     (a)Protein Design Labs Inc. ........................................................        867,200           14,048,640
 (a),(b)Rigel Pharmaceuticals Inc. ......................................................        166,800            2,276,820


                                         Quarterly Statements of Investments | 7

FRANKLIN STRATEGIC SERIES

            -----------------------------------------------------------------------------------------------------------------
            FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                              SHARES              VALUE
            -----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (CONT.)
            BIOTECHNOLOGY (CONT.)
         (a)Seattle Genetics Inc. .......................................................        424,100       $    2,536,118
     (a),(b)Serologicals Corp. ..........................................................        185,400            3,633,840
            Serono SA, B (Switzerland) ..................................................          9,386            5,810,538
     (a),(b)SuperGen Inc. ...............................................................      1,274,000            6,612,060
     (a),(b)Tanox Inc. ..................................................................        285,300            4,470,651
         (a)Telik Inc. ..................................................................        608,300           12,020,008
     (a),(b)Tercica Inc. ................................................................        167,600            1,508,400
     (a),(b)Titan Pharmaceuticals Inc. ..................................................        419,600              998,648
     (a),(b)Trimeris Inc. ...............................................................        221,800            2,544,046
     (a),(b)Vicuron Pharmaceuticals Inc. ................................................        738,400            7,428,304
         (a)Xcyte Therapies Inc. ........................................................        299,550            1,362,953
                                                                                                               --------------
                                                                                                                  492,035,414
                                                                                                               --------------

            MEDICAL SPECIALTIES 1.8%
     (a),(b)Cypress Bioscience Inc. .....................................................        223,100            2,228,769
         (a)Keryx Biophamaceuticals Inc. ................................................         60,600              640,542
         (a)Nektar Therapeutics .........................................................        463,700            8,133,298
                                                                                                               --------------
                                                                                                                   11,002,609
                                                                                                               --------------

            OTHER PHARMACEUTICALS 8.5%
         (a)Atherogenics Inc. ...........................................................        354,800            5,102,024
     (a),(b)Avanir Pharmaceuticals, A ...................................................      2,092,800            3,808,896
 (a),(b),(c)BioMarin Pharmaceutical Inc. ................................................        420,221            2,403,664
     (a),(b)Elan Corp. PLC, ADR (Irish Republic) ........................................        384,300            7,897,365
     (a),(b)Inspire Pharmaceuticals Inc. ................................................        194,523            2,546,306
     (a),(b)Pharmion Corp. ..............................................................        217,900            9,779,352
     (a),(b)Salix Pharmaceuticals Ltd. (Canada) .........................................        565,500           12,056,460
     (a),(b)Sepracor Inc. ...............................................................        148,000            6,803,560
                                                                                                               --------------
                                                                                                                   50,397,627
                                                                                                               --------------
            TOTAL COMMON STOCKS (COST $425,256,626)......................................                         553,435,650
                                                                                                               --------------

            CONVERTIBLE PREFERRED STOCK (COST $10,000,002) 1.3%
            BIOTECHNOLOGY
     (a),(c)Fibrogen Inc., cvt. pfd., E .................................................      2,227,172            7,706,015
                                                                                                               --------------
            TOTAL LONG TERM INVESTMENTS (COST $435,256,628)..............................                         561,141,665
                                                                                                               --------------

            SHORT TERM INVESTMENTS 19.3%
            MONEY FUND (COST $23,901,892) 4.0%
         (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ...............     23,901,892           23,901,892
                                                                                                               --------------


8 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

        ---------------------------------------------------------------------------------------------------------------------
        FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                             PRINCIPAL AMOUNT         VALUE
        ---------------------------------------------------------------------------------------------------------------------
        REPURCHASE AGREEMENTS 15.3%
 (e),(f)Barclays Capital Inc., 1.37%, 8/02/04 (Maturity Value $20,003,044) ..............   $ 20,000,000       $   20,000,000
          Collateralized by U.S. Government Agency Securities, 1.476% - 7.25%,
           10/05/04 - 3/15/31
 (e),(f)Bear, Stearns & Co., Inc., 1.37%, 8/02/04 (Maturity Value $11,441,741) ..........     11,440,000           11,440,000
          Collateralized by U.S. Treasury Strips, 6.125% - 7.625%, 2/15/12 - 5/15/27
 (e),(f)Goldman Sachs & Co., 1.37%, 8/02/04 (Maturity Value $20,003,044) ................     20,000,000           20,000,000
          Collateralized by U.S. Government Agency Securities, 2.781% - 11.00%,
           12/01/06 - 5/01/40
 (e),(f)J. P. Morgan Securities Inc., 1.36%, 8/02/04 (Maturity Value $20,003,023) .......     20,000,000           20,000,000
          Collateralized by U.S. Government Agency Securities, 5.25% - 6.00%,
           2/15/08 - 5/15/11
 (e),(f)Morgan Stanley & Co. Inc., 1.38%, 8/02/04 (Maturity Value $19,265,953) ..........     19,263,000           19,263,000
          Collateralized by U.S. Government Agency Securities, 2.518% - 6.50%, 1/01/08 -
           1/01/43
                                                                                                               --------------
        TOTAL REPURCHASE AGREEMENTS (COST $90,703,000) ..................................                          90,703,000
                                                                                                               --------------
        TOTAL SHORT TERM INVESTMENTS (COST $114,604,892) ................................                         114,604,892
                                                                                                               --------------
        TOTAL INVESTMENTS (COST $549,861,520) 113.8% ....................................                         675,746,557
        OTHER ASSETS, LESS LIABILITIES (13.8)% ..........................................                         (82,063,250)
                                                                                                               --------------
        NET ASSETS 100.0% ...............................................................                      $  593,683,307
                                                                                                               ==============

(a)   Non-income producing.

(b)   Security on loan.

(c)   See Note 2 regarding restricted securities.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(e)   Investments from cash collateral received for loaned securities.

(f) At July 31, 2004, all repurchase agreements had been entered into on July 30, 2004.


                                           Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

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10 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BLUE CHIP FUND                                                                    SHARES              VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 96.8%
    COMMERCIAL SERVICES 1.1%
    Moody's Corp. .......................................................................         40,000       $    2,724,000
                                                                                                               --------------

    COMMUNICATIONS 3.6%
    SBC Communications Inc. .............................................................        100,000            2,534,000
    Verizon Communications Inc. .........................................................        102,000            3,931,080
    Vodafone Group PLC, ADR (United Kingdom) ............................................        115,000            2,498,950
                                                                                                               --------------
                                                                                                                    8,964,030
                                                                                                               --------------

    CONSUMER DURABLES 2.3%
    D.R. Horton Inc. ....................................................................        110,000            3,039,300
 (a)Leapfrog Enterprises Inc. ...........................................................        140,000            2,772,000
                                                                                                               --------------
                                                                                                                    5,811,300
                                                                                                               --------------

    CONSUMER NON-DURABLES 4.9%
    Altria Group Inc. ...................................................................         95,000            4,522,000
    Anheuser-Busch Cos. Inc. ............................................................         40,000            2,076,000
    Coca-Cola Co. .......................................................................         60,000            2,631,600
    Procter & Gamble Co. ................................................................         60,000            3,129,000
                                                                                                               --------------
                                                                                                                   12,358,600
                                                                                                               --------------

    CONSUMER SERVICES 3.8%
    Clear Channel Communications Inc. ...................................................         47,000            1,677,900
 (a)Univision Communications Inc., A ....................................................         65,000            1,883,050
    Viacom Inc., B ......................................................................         85,000            2,855,150
    The Walt Disney Co. .................................................................        130,000            3,001,700
                                                                                                               --------------
                                                                                                                    9,417,800
                                                                                                               --------------

    DISTRIBUTION SERVICES 2.2%
    Cardinal Health Inc. ................................................................         55,000            2,447,500
    Sysco Corp. .........................................................................         90,000            3,100,500
                                                                                                               --------------
                                                                                                                    5,548,000
                                                                                                               --------------

    ELECTRONIC TECHNOLOGY 12.8%
 (a)Applied Materials Inc. ..............................................................         85,000            1,442,450
    Au Optronics Corp., ADR (Taiwan) ....................................................        145,000            1,703,750
    Boeing Co. ..........................................................................         65,000            3,298,750
 (a)Cisco Systems Inc. ..................................................................        200,000            4,172,000
 (a)Dell Inc. ...........................................................................        110,000            3,901,700
 (a)EMC Corp. ...........................................................................        150,000            1,645,500
    Intel Corp. .........................................................................        195,000            4,754,100
 (a)KLA-Tencor Corp. ....................................................................         40,000            1,648,400
    Linear Technology Corp. .............................................................         40,000            1,564,000
    Lockheed Martin Corp. ...............................................................         55,000            2,914,450
 (a)Logitech International SA, ADR (Switzerland) ........................................         40,000            1,707,600
    Nokia Corp., ADR (Finland) ..........................................................        160,000            1,859,200
    Xilinx Inc. .........................................................................         45,000            1,324,350
                                                                                                               --------------
                                                                                                                   31,936,250
                                                                                                               --------------


                                        Quarterly Statements of Investments | 11

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BLUE CHIP FUND                                                                    SHARES              VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ENERGY MINERALS 7.0%
    BP PLC, ADR (United Kingdom) ........................................................         95,000       $    5,354,200
    Devon Energy Corp. ..................................................................         45,000            3,127,050
    Exxon Mobil Corp. ...................................................................        142,000            6,574,600
    Peabody Energy Corp. ................................................................         45,000            2,528,100
                                                                                                               --------------
                                                                                                                   17,583,950
                                                                                                               --------------

    FINANCE 20.3%
    AFLAC Inc. ..........................................................................         60,000            2,378,400
    American International Group Inc. ...................................................         40,000            2,826,000
    Bank of America Corp. ...............................................................         58,000            4,930,580
 (a)Berkshire Hathaway Inc., A ..........................................................             40            3,490,000
    Capital One Financial Corp. .........................................................         50,000            3,466,000
    Citigroup Inc. ......................................................................        145,000            6,393,050
    Countrywide Financial Corp. .........................................................         50,000            3,605,000
    Fifth Third Bancorp .................................................................         95,000            4,689,200
    Freddie Mac .........................................................................        109,000            7,009,790
    Goldman Sachs Group Inc. ............................................................         20,000            1,763,800
    Investors Financial Services Corp. ..................................................         65,000            2,969,200
    Marsh & McLennan Cos. Inc. ..........................................................         67,000            2,973,460
    Wells Fargo & Co. ...................................................................         74,000            4,248,340
                                                                                                               --------------
                                                                                                                   50,742,820
                                                                                                               --------------

    HEALTH SERVICES 3.7%
 (a)Caremark RX Inc. ....................................................................        100,000            3,050,000
    Quest Diagnostics Inc. ..............................................................         33,000            2,708,640
 (a)Wellpoint Health Networks Inc. ......................................................         35,000            3,538,500
                                                                                                               --------------
                                                                                                                    9,297,140
                                                                                                               --------------

    HEALTH TECHNOLOGY 9.9%
 (a)Amgen Inc. ..........................................................................         45,000            2,559,600
 (a)Biogen Idec Inc. ....................................................................         40,000            2,400,000
    Johnson & Johnson Inc. ..............................................................         80,000            4,421,600
    Medtronic Inc. ......................................................................         60,000            2,980,200
    Merck & Co. Inc. ....................................................................         55,000            2,494,250
    Pall Corp. ..........................................................................        148,000            3,429,160
    Pfizer Inc. .........................................................................        200,000            6,392,000
                                                                                                               --------------
                                                                                                                   24,676,810
                                                                                                               --------------

    INDUSTRIAL SERVICES .6%
    GlobalSantaFe Corp. .................................................................         57,000            1,561,800
                                                                                                               --------------

    NON-ENERGY MINERALS 1.3%
    Alcoa Inc. ..........................................................................         63,000            2,017,890
    Barrick Gold Corp. (Canada) .........................................................         65,000            1,242,800
                                                                                                               --------------
                                                                                                                    3,260,690
                                                                                                               --------------


12 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BLUE CHIP FUND                                                                    SHARES              VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    PROCESS INDUSTRIES 3.4%
    Bunge Ltd. ..........................................................................         82,000       $    3,290,660
    Cabot Corp. .........................................................................         75,000            2,856,000
    Valspar Corp. .......................................................................         50,000            2,450,000
                                                                                                               --------------
                                                                                                                    8,596,660
                                                                                                               --------------

    PRODUCER MANUFACTURING 6.0%
    General Electric Co. ................................................................        245,000            8,146,250
 (a)Mettler-Toledo International Inc. (Switzerland) .....................................         85,000            3,544,500
    United Technologies Corp. ...........................................................         35,000            3,272,500
                                                                                                               --------------
                                                                                                                   14,963,250
                                                                                                               --------------

    RETAIL TRADE 8.0%
    Best Buy Co. Inc. ...................................................................         45,000            2,167,200
    Home Depot Inc. .....................................................................         72,000            2,427,840
 (a)Kohl's Corp. ........................................................................         85,000            3,889,600
    Target Corp. ........................................................................         60,000            2,616,000
    Tiffany & Co. .......................................................................         90,000            3,217,500
    Wal-Mart Stores Inc. ................................................................        107,000            5,672,070
                                                                                                               --------------
                                                                                                                   19,990,210
                                                                                                               --------------

    TECHNOLOGY SERVICES 4.5%
    First Data Corp. ....................................................................         70,000            3,122,700
    International Business Machines Corp. ...............................................         38,000            3,308,660
    Microsoft Corp. .....................................................................         85,000            2,419,100
    Paychex Inc. ........................................................................         80,000            2,456,800
                                                                                                               --------------
                                                                                                                   11,307,260
                                                                                                               --------------

    UTILITIES 1.4%
    Entergy Corp. .......................................................................         60,000            3,450,000
                                                                                                               --------------
    TOTAL COMMON STOCKS (COST $226,606,224)..............................................                         242,190,570
                                                                                                               --------------

    SHORT TERM INVESTMENT (COST $7,708,751) 3.1%
    MONEY FUND
 (b)Franklin Institutional Fiduciary Trust Money Market Portfolio .......................      7,708,751            7,708,751
                                                                                                               --------------
    TOTAL INVESTMENTS (COST $234,314,975) 99.9% .........................................                         249,899,321
    OTHER ASSETS, LESS LIABILITIES .1% ..................................................                             274,813
                                                                                                               --------------
    NET ASSETS 100.0%....................................................................                      $  250,174,134
                                                                                                               ==============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                           Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

                       This page intentionally left blank.


14 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

        ---------------------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                                      SHARES/WARRANTS         VALUE
        ---------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS 92.5%
        COMMERCIAL SERVICES 1.8%
        Moody's Corp. ...................................................................        300,000       $   20,430,000
        Robert Half International Inc. ..................................................        500,000           13,910,000
                                                                                                               --------------
                                                                                                                   34,340,000
                                                                                                               --------------

        COMMUNICATIONS 1.8%
     (a)Nextel Communications Inc., A ...................................................      1,000,000           22,760,000
        Vodafone Group PLC, ADR (United Kingdom) ........................................        500,000           10,865,000
                                                                                                               --------------
                                                                                                                   33,625,000
                                                                                                               --------------

        CONSUMER DURABLES 1.1%
     (a)Electronic Arts Inc. ............................................................        400,000           20,052,000
                                                                                                               --------------

        CONSUMER NON-DURABLES 2.9%
        Clorox Co. ......................................................................        400,000           19,908,000
        Liz Claiborne Inc. ..............................................................        350,000           12,666,500
     (a)Quiksilver Inc. .................................................................      1,000,000           21,560,000
                                                                                                               --------------
                                                                                                                   54,134,500
                                                                                                               --------------

        CONSUMER SERVICES 7.1%
     (a)Apollo Group Inc., A ............................................................        200,000           16,710,000
        Clear Channel Communications Inc. ...............................................        300,000           10,710,000
     (a)eBay Inc. .......................................................................        500,000           39,165,000
     (a)Entravision Communications Corp. ................................................      1,250,000            8,837,500
        McClatchy Co., A ................................................................        100,000            6,895,000
     (a)Univision Communications Inc., A ................................................      1,000,000           28,970,000
        The Walt Disney Co. .............................................................      1,000,000           23,090,000
                                                                                                               --------------
                                                                                                                  134,377,500
                                                                                                               --------------

        ELECTRONIC TECHNOLOGY 16.5%
     (a)Altera Corp. ....................................................................        850,000           17,697,000
     (a)Applied Materials Inc. ..........................................................        850,000           14,424,500
     (a)Cisco Systems Inc. ..............................................................      1,400,000           29,204,000
     (a)Coherent Inc. ...................................................................        100,000            2,631,500
     (a)Dell Inc. .......................................................................        500,000           17,735,000
        Intel Corp. .....................................................................        800,000           19,504,000
 (a),(b)Intersil Corp., wts., 144A, 11/19/06 ............................................        119,105            1,043,814
     (a)KLA-Tencor Corp. ................................................................        325,000           13,393,250
        L-3 Communications Holdings Inc. ................................................        325,000           19,873,750
     (a)Lam Research Corp. ..............................................................        800,000           19,080,000
        Linear Technology Corp. .........................................................        550,000           21,505,000
        Maxim Integrated Products Inc. ..................................................        400,000           19,240,000
     (a)Network Appliance Inc. ..........................................................        800,000           15,448,000
        QUALCOMM Inc. ...................................................................        350,000           24,178,000
     (a)Semtech Corp. ...................................................................        500,000            9,925,000
     (a)Varian Inc. .....................................................................        800,000           30,320,000
     (a)Varian Semiconductor Equipment Associates Inc. ..................................        235,400            7,031,398


                                        Quarterly Statements of Investments | 15

FRANKLIN STRATEGIC SERIES

        ---------------------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                                      SHARES/WARRANTS         VALUE
        ---------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS (CONT.)
        ELECTRONIC TECHNOLOGY (CONT.)
     (a)Vitesse Semiconductor Corp. .....................................................      3,417,000       $    9,567,600
        Xilinx Inc. .....................................................................        650,000           19,129,500
                                                                                                               --------------
                                                                                                                  310,931,312
                                                                                                               --------------

        ENERGY MINERALS 1.0%
        Peabody Energy Corp. ............................................................        350,000           19,663,000
                                                                                                               --------------

        FINANCE 11.3%
 (a),(c)CapitalSource Inc. ..............................................................        852,800           18,437,536
        City National Corp. .............................................................        400,000           25,800,000
        Countrywide Financial Corp. .....................................................        649,999           46,864,928
     (a)E*TRADE Financial Corp. .........................................................      2,700,000           29,889,000
        Investors Financial Services Corp. ..............................................        500,000           22,840,000
        The PMI Group Inc. ..............................................................        375,000           15,461,250
        UCBH Holdings Inc. ..............................................................        500,000           19,545,000
        Wells Fargo & Co. ...............................................................        600,000           34,446,000
                                                                                                               --------------
                                                                                                                  213,283,714
                                                                                                               --------------

        HEALTH SERVICES 5.5%
     (a)Caremark RX Inc. ................................................................        350,000           10,675,000
     (a)Davita Inc. .....................................................................      1,000,000           30,370,000
        Quest Diagnostics Inc. ..........................................................        250,000           20,520,000
     (a)VCA Antech Inc. .................................................................      1,000,000           42,030,000
                                                                                                               --------------
                                                                                                                  103,595,000
                                                                                                               --------------

        HEALTH TECHNOLOGY 17.9%
        Abbott Laboratories .............................................................        400,000           15,740,000
     (a)Amgen Inc. ......................................................................        700,000           39,816,000
        Beckman Coulter Inc. ............................................................        200,000           11,034,000
     (a)Biogen Idec Inc. ................................................................        300,000           18,000,000
        Cooper Cos. Inc. ................................................................        350,000           20,807,500
     (a)Gen-Probe Inc. ..................................................................        250,000            9,355,000
     (a)Genentech Inc. ..................................................................        500,000           24,340,000
     (a)Gilead Sciences Inc. ............................................................        600,000           38,784,000
     (a)InterMune Inc. ..................................................................        437,700            5,248,023
     (a)Invitrogen Corp. ................................................................        150,000            7,872,000
        Johnson & Johnson Inc. ..........................................................        500,000           27,635,000
     (a)Kinetic Concepts Inc. ...........................................................        170,100            7,640,892
        Medtronic Inc. ..................................................................        350,000           17,384,500
     (a)Nuvelo Inc. .....................................................................        300,000            2,412,000
        Pfizer Inc. .....................................................................        950,000           30,362,000
     (a)ResMed Inc. .....................................................................        200,000            9,800,000
     (a)Varian Medical Systems Inc. .....................................................        700,000           24,153,500
     (a)Watson Pharmaceuticals Inc. .....................................................        325,000            8,193,250
     (a)Zimmer Holdings Inc. ............................................................        250,000           19,077,500
                                                                                                               --------------
                                                                                                                  337,655,165
                                                                                                               --------------


16 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLEX CAP GROWTH FUND                                                          SHARES/WARRANTS         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    INDUSTRIAL SERVICES 2.3%
 (a)Jacobs Engineering Group Inc. .......................................................        450,000       $   17,991,000
 (a)Smith International Inc. ............................................................        425,000           24,769,000
                                                                                                               --------------
                                                                                                                   42,760,000
                                                                                                               --------------

    PROCESS INDUSTRIES 1.8%
    Bunge Ltd. ..........................................................................        488,500           19,603,505
    Valspar Corp. .......................................................................        300,000           14,700,000
                                                                                                               --------------
                                                                                                                   34,303,505
                                                                                                               --------------

    REAL ESTATE INVESTMENT TRUSTS 2.3%
    Alexandria Real Estate Equities Inc. ................................................        300,000           18,027,000
    AMB Property Corp. ..................................................................        300,000           10,542,000
    Catellus Development Corp. ..........................................................        601,476           15,036,900
                                                                                                               --------------
                                                                                                                   43,605,900
                                                                                                               --------------

    RETAIL TRADE 4.7%
 (a)Big 5 Sporting Goods Corp. ..........................................................        400,000            8,548,000
    GAP Inc. ............................................................................        550,000           12,485,000
 (a)Gymboree Corp. ......................................................................        439,700            6,960,451
    Home Depot Inc. .....................................................................        500,000           16,860,000
 (a)Hot Topic Inc. ......................................................................        500,000            7,960,000
    Ross Stores Inc. ....................................................................        600,000           13,890,000
 (a)Tuesday Morning Corp. ...............................................................        650,000           20,904,000
                                                                                                               --------------
                                                                                                                   87,607,451
                                                                                                               --------------

    TECHNOLOGY SERVICES 12.1%
 (a)Accenture Ltd., A (Bermuda) .........................................................        700,000           17,241,000
    Adobe Systems Inc. ..................................................................        300,000           12,654,000
 (a)Ask Jeeves Inc. .....................................................................        675,000           19,629,000
 (a)CNET Networks Inc. ..................................................................      1,000,000            9,130,000
 (a)Cognizant Technology Solutions Corp., A .............................................        550,000           15,152,500
 (a)Cognos Inc. (Canada) ................................................................        517,000           17,412,560
    Fair Isaac Inc. .....................................................................        500,000           14,290,000
    First Data Corp. ....................................................................        500,000           22,305,000
 (a)Intuit Inc. .........................................................................        300,000           11,232,000
    Paychex Inc. ........................................................................        600,000           18,426,000
 (a)Peoplesoft Inc. .....................................................................        650,000           11,713,000
 (a)Symantec Corp. ......................................................................        500,000           23,380,000
 (a)Yahoo! Inc. .........................................................................      1,150,000           35,420,000
                                                                                                               --------------
                                                                                                                  227,985,060
                                                                                                               --------------

    TRANSPORTATION 2.1%
    Expeditors International of Washington Inc. .........................................        850,000           39,448,500
                                                                                                               --------------

    UTILITIES .3%
    American States Water Co. ...........................................................        247,500            5,704,875
                                                                                                               --------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $1,296,298,418) ..............................                       1,743,072,482
                                                                                                               --------------


                                        Quarterly Statements of Investments | 17

FRANKLIN STRATEGIC SERIES

        ---------------------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                                      SHARES/WARRANTS         VALUE
        ---------------------------------------------------------------------------------------------------------------------
        CONVERTIBLE PREFERRED STOCKS .6%
        ELECTRONIC TECHNOLOGY
 (a),(b)Anda Networks, cvt. pfd., D .....................................................        145,772       $           --
 (a),(b)Kestrel Solutions, cvt. pfd., D .................................................        124,712                   --
                                                                                                               --------------
                                                                                                                           --
                                                                                                               --------------

        HEALTH TECHNOLOGY .6%
 (a),(b)Fibrogen Inc., cvt. pfd., E .....................................................      2,227,171            7,706,012
 (a),(b)Masimo Corp., cvt. pfd., F ......................................................        772,727            4,249,998
                                                                                                               --------------
                                                                                                                   11,956,010
                                                                                                               --------------
        TOTAL CONVERTIBLE PREFERRED STOCKS (COST $22,124,993) ...........................                          11,956,010
                                                                                                               --------------
        TOTAL LONG TERM INVESTMENTS (COST $1,318,423,411) ...............................                       1,755,028,492
                                                                                                               --------------

        SHORT TERM INVESTMENTS 5.7%
        MONEY FUND (COST $104,372,333) 5.5%
     (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ...................    104,372,333          104,372,333
                                                                                                               --------------

                                                                                          ----------------
                                                                                          PRINCIPAL AMOUNT
                                                                                          ----------------
        REPURCHASE AGREEMENTS .2%
 (e),(f)Bear, Stearns & Co. Inc., 1.37%, 8/02/04 (Maturity Value $709,081) ..............  $     709,000              709,000
          Collateralized by U.S. Government Agency Securities, 2.581% - 7.833%,
           5/01/14 - 2/01/44
 (e),(f)Barclays Capital Inc., 1.37%, 8/02/04 (Maturity Value $624,071) .................        624,000              624,000
          Collateralized by U.S. Government Agency Securities, 1.476% - 7.25%,
           10/05/04 - 3/15/31
 (e),(f)Goldman, Sachs & Co., 1.37%, 8/02/04 (Maturity Value $709,081) ..................        709,000              709,000
          Collateralized by U.S. Government Agency Securities, 2.781% - 11.00%,
           12/01/06 - 5/01/40
 (e),(f)J. P. Morgan Securities, Inc., 1.36%, 8/02/04 (Maturity Value $728,083) .........        728,000              728,000
          Collateralized by U.S. Government Agency Securities, 5.25% - 6.00%,
           2/15/08 - 5/15/11
 (e),(f)Morgan Stanley & Co. Inc., 1.38%, 8/02/04 (Maturity Value $348,040) .............        348,000              348,000
          Collateralized by U.S. Government Agency Securities, 2.518% - 6.50%,
           1/01/08 - 1/01/43
                                                                                                               --------------
        TOTAL REPURCHASE AGREEMENTS (COST $3,118,000) ...................................                           3,118,000
                                                                                                               --------------
        TOTAL SHORT TERM INVESTMENTS (COST $107,490,333) ................................                         107,490,333
                                                                                                               --------------
        TOTAL INVESTMENTS (COST $1,425,913,744) 98.8% ...................................                       1,862,518,825
        OTHER ASSETS, LESS LIABILITIES 1.2% .............................................                          22,506,357
                                                                                                               --------------
        NET ASSETS 100.0% ...............................................................                      $1,885,025,182
                                                                                                               ==============

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c)   Security on loan.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(e)   Investments from cash collateral received for loaned securities.

(f) At July 31, 2004, all repurchase agreements had been entered into on July 30, 2004.


18 | See Notes to Statements of Investments.
| Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL COMMUNICATIONS FUND                                             COUNTRY          SHARES         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 96.3%
    ADVERTISING/MARKETING SERVICES .9%
 (a)Interpublic Group of Cos. Inc. ...........................................   United States        45,000    $     575,550
                                                                                                                -------------

    BROADCASTING 11.3%
    Clear Channel Communications Inc. ........................................   United States        35,400        1,263,780
 (a)Cumulus Media Inc., A ....................................................   United States        53,600          786,848
 (a)Entercom Communications Corp. ............................................   United States        25,400          976,630
 (a)Entravision Communications Corp. .........................................   United States        47,300          334,411
    Grupo Televisa SA, ADR ...................................................       Mexico           31,300        1,471,100
 (a)Radio One Inc., D ........................................................   United States        72,800        1,107,288
 (a)Westwood One Inc. ........................................................   United States        59,600        1,418,480
                                                                                                                -------------
                                                                                                                    7,358,537
                                                                                                                -------------

    CABLE/SATELLITE TV 1.0%
    British Sky Broadcasting Group PLC .......................................   United Kingdom       61,400          674,940
                                                                                                                -------------

    COMPUTER COMMUNICATIONS 4.7%
 (a)Avaya Inc. ...............................................................   United States        34,700          508,355
 (a)Cisco Systems Inc. .......................................................   United States        64,400        1,343,384
 (a)Extreme Networks Inc. ....................................................   United States       109,800          595,116
 (a)Juniper Networks Inc. ....................................................   United States        27,200          624,512
                                                                                                                -------------
                                                                                                                    3,071,367
                                                                                                                -------------

    COMPUTER PROCESSING HARDWARE .5%
 (a)SBS Technologies Inc. ....................................................   United States        25,000          321,250
                                                                                                                -------------

    ELECTRONIC EQUIPMENT/INSTRUMENTS 2.7%
 (a)JDS Uniphase Corp. .......................................................   United States       158,600          547,170
    Tektronix Inc. ...........................................................   United States        39,200        1,191,680
                                                                                                                -------------
                                                                                                                    1,738,850
                                                                                                                -------------

    INTERNET SOFTWARE/SERVICES 6.2%
 (a)InfoSpace Inc. ...........................................................   United States        30,600        1,146,276
 (a)Websense Inc. ............................................................   United States        11,300          431,547
 (a)Yahoo! Inc. ..............................................................   United States        81,500        2,510,200
                                                                                                                -------------
                                                                                                                    4,088,023
                                                                                                                -------------

    MAJOR TELECOMMUNICATIONS 15.3%
    Alltel Corp. .............................................................   United States        22,000        1,144,000
    BellSouth Corp. ..........................................................   United States        26,200          709,758
    Portugal Telecom SGPS SA, ADR ............................................      Portugal          51,862          531,067
 (a)PT Telekomunikasi Indonesia TBK, B .......................................     Indonesia         940,000          797,482
    Sprint Corp. .............................................................   United States       107,600        2,009,968
    Telecom Corp. of New Zealand Ltd. ........................................    New Zealand        310,036        1,202,490
    Telefonica SA, ADR .......................................................       Spain            33,242        1,451,678
    Telefonos de Mexico SA de CV (Telmex), L, ADR ............................       Mexico           21,300          657,744
    Verizon Communications Inc. ..............................................   United States        38,400        1,479,936
                                                                                                                -------------
                                                                                                                    9,984,123
                                                                                                                -------------


                                        Quarterly Statements of Investments | 19

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL COMMUNICATIONS FUND                                             COUNTRY          SHARES         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    MEDIA CONGLOMERATES 3.7%
    The Walt Disney Co. ......................................................   United States        15,300    $     353,277
    Viacom Inc., A ...........................................................   United States         5,400          183,870
    Viacom Inc., B ...........................................................   United States        55,900        1,877,681
                                                                                                                -------------
                                                                                                                    2,414,828
                                                                                                                -------------

    MOVIES/ENTERTAINMENT 1.5%
    EMI Group PLC ............................................................   United Kingdom      237,600          969,981
                                                                                                                -------------

    PACKAGED SOFTWARE .9%
 (a)Symantec Corp. ...........................................................   United States        12,400          579,824
                                                                                                                -------------

    PUBLISHING: NEWSPAPERS 5.0%
    Belo Corp., A ............................................................   United States        27,200          635,936
    Dow Jones & Co. Inc. .....................................................   United States        38,100        1,614,678
    Gannett Co. Inc. .........................................................   United States        11,900          989,366
                                                                                                                -------------
                                                                                                                    3,239,980
                                                                                                                -------------

    SEMICONDUCTORS 1.9%
    Intersil Corp., A ........................................................   United States        18,600          341,682
    Samsung Electronics Co. Ltd. .............................................    South Korea            800          285,250
 (a)Semtech Corp. ............................................................   United States        31,300          621,305
                                                                                                                -------------
                                                                                                                    1,248,237
                                                                                                                -------------

    SPECIALTY TELECOMMUNICATIONS 3.2%
 (a)Commonwealth Telephone Enterprises Inc. ..................................   United States        18,700          837,760
 (a)NTL Inc. .................................................................   United Kingdom       10,600          552,472
 (a)Qwest Communications International Inc. ..................................   United States        88,000          342,320
 (a)Time Warner Telecom Inc., A ..............................................   United States        83,900          364,126
                                                                                                                -------------
                                                                                                                    2,096,678
                                                                                                                -------------

    TELECOMMUNICATIONS EQUIPMENT 12.5%
 (a)Comverse Technology Inc. .................................................   United States        64,000        1,091,840
 (a)Microtune Inc. ...........................................................   United States        54,000          240,300
    Motorola Inc. ............................................................   United States        35,100          559,143
    Nokia Corp., ADR .........................................................      Finland          166,200        1,931,244
 (a)Research in Motion Ltd. ..................................................       Canada           16,200          999,054
 (a)Spirent PLC ..............................................................   United Kingdom      239,500          239,535
 (a)Telefonaktiebolaget LM Ericsson AB, B, ADR ...............................       Sweden           74,000        1,976,540
 (a)Trimble Navigation Ltd. ..................................................   United States        29,700          824,769
 (a)ViaSat Inc. ..............................................................   United States        18,800          340,656
                                                                                                                -------------
                                                                                                                    8,203,081
                                                                                                                -------------


20 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

        ---------------------------------------------------------------------------------------------------------------------
        FRANKLIN GLOBAL COMMUNICATIONS FUND                                         COUNTRY          SHARES         VALUE
        ---------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        WIRELESS COMMUNICATIONS 25.0%
     (a)Alamosa Holdings Inc. ................................................   United States       137,500    $   1,056,000
        America Movil SA de CV, L, ADR .......................................       Mexico           93,800        3,351,474
     (a)Europolitan Holdings AB ..............................................       Sweden          134,100          821,316
     (a)Millicom International Cellular SA ...................................     Luxembourg         18,000          303,660
     (a)Nextel Communications Inc., A ........................................   United States        83,000        1,889,080
     (a)Nextel Partners Inc., A ..............................................   United States       102,500        1,647,175
     (a)NII Holdings Inc., B .................................................   United States        46,300        1,760,326
        Turkcell Iletisim Hizmetleri AS, ADR .................................       Turkey           25,200          751,212
        Vodafone Group PLC, ADR ..............................................   United Kingdom      121,400        2,638,022
     (a)Western Wireless Corp., A ............................................   United States        79,300        2,092,727
                                                                                                                -------------
                                                                                                                   16,310,992
                                                                                                                -------------
        TOTAL COMMON STOCKS (COST $57,471,249) ...............................                                     62,876,241
                                                                                                                -------------

        PREFERRED STOCKS 3.0%
        ELECTRONIC TECHNOLOGY
 (a),(b)Kestrel Solutions Inc., cvt. pfd., D .................................   United States        95,932               --
                                                                                                                -------------

        MEDIA CONGLOMERATES 3.0%
        News Corp. Ltd., ADR, pfd. ...........................................     Australia          62,200        1,976,094
                                                                                                                -------------
        TOTAL PREFERRED STOCKS (COST $3,284,155)..............................                                      1,976,094
                                                                                                                -------------
        TOTAL LONG TERM INVESTMENTS (COST $60,755,404)........................                                     64,852,335
                                                                                                                -------------

        SHORT TERM INVESTMENT (COST $609)
        MONEY FUND
     (c)Franklin Institutional Fiduciary Trust Money Market Portfolio ........   United States           609              609
                                                                                                                -------------

        TOTAL INVESTMENTS (COST $60,756,013) 99.3% ...........................                                     64,852,944
        OTHER ASSETS, LESS LIABILITIES .7% ...................................                                        453,987
                                                                                                                -------------
        NET ASSETS 100.0%.....................................................                                  $  65,306,931
                                                                                                                =============

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                           Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

                       This page intentionally left blank.


22 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL HEALTH CARE FUND                                                COUNTRY          SHARES         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 96.8%
    BIOTECHNOLOGY 16.3%
 (a)Adolor Corp. .............................................................   United States        59,400    $     632,610
 (a)Amgen Inc. ...............................................................   United States       108,100        6,148,728
 (a)Amylin Pharmaceuticals Inc. ..............................................   United States        28,000          576,800
 (a)Angiotech Pharmaceuticals Inc. ...........................................       Canada           50,600          891,572
 (a)Ariad Pharmaceuticals Inc. ...............................................   United States        84,500          466,440
 (a)Barrier Therapeutics Inc. ................................................   United States        42,200          440,990
 (a)Celgene Corp. ............................................................   United States        12,300          655,959
 (a)Discovery Partners International Inc. ....................................   United States        61,000          294,630
 (a)Eyetech Pharmaceuticals Inc. .............................................   United States        14,700          545,370
 (a)Gilead Sciences Inc. .....................................................   United States        29,800        1,926,272
 (a)Invitrogen Corp. .........................................................   United States        16,900          886,912
 (a)Ligand Pharmaceuticals Inc., B ...........................................   United States        57,500          794,075
 (a)NPS Pharmaceuticals Inc. .................................................   United States        30,000          559,500
 (a)OSI Pharmaceuticals Inc. .................................................   United States         9,800          588,980
 (a)Regeneration Technologies Inc. ...........................................   United States        61,600          598,752
 (a)Serologicals Corp. .......................................................   United States        63,100        1,236,760
 (a)SuperGen Inc. ............................................................   United States       133,600          693,384
 (a)Telik Inc. ...............................................................   United States        45,100          891,176
 (a)Vicuron Pharmaceuticals Inc. .............................................   United States        42,400          426,544
 (a)Xenogen Corp. ............................................................   United States        32,000          220,960
                                                                                                                -------------
                                                                                                                   19,476,414
                                                                                                                -------------

    ELECTRICAL PRODUCTS .6%
 (a)Wilson Greatbatch Technologies Inc. ......................................   United States        32,100          702,990
                                                                                                                -------------

    ELECTRONIC EQUIPMENT/INSTRUMENTS 2.2%
 (a)Bio-Rad Laboratories Inc., A .............................................   United States        16,600          869,840
 (a)Thermo Electron Corp. ....................................................   United States        68,800        1,769,536
                                                                                                                -------------
                                                                                                                    2,639,376
                                                                                                                -------------

    FOOD: SPECIALTY/CANDY .5%
 (a)NBTY Inc. ................................................................   United States        25,400          552,704
                                                                                                                -------------

    HOSPITAL/NURSING MANAGEMENT 5.3%
 (a)Genesis HealthCare Corp. .................................................   United States        33,950          911,558
    Health Management Associates Inc., A .....................................   United States        59,300        1,189,558
 (a)MedCath Corp. ............................................................   United States        32,300          513,247
 (a)Psychiatric Solutions Inc. ...............................................   United States        32,500          829,075
    Select Medical Corp. .....................................................   United States        65,200          837,168
    Universal Health Services Inc., B ........................................   United States        45,100        2,052,501
                                                                                                                -------------
                                                                                                                    6,333,107
                                                                                                                -------------

    HOUSEHOLD/PERSONAL CARE .8%
    SSL International PLC ....................................................   United Kingdom      168,700          912,646
                                                                                                                -------------

    INDUSTRIAL SPECIALTIES .6%
    Mine Safety Appliances Co. ...............................................   United States        20,400          757,860
                                                                                                                -------------


                                        Quarterly Statements of Investments | 23

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL HEALTH CARE FUND                                                 COUNTRY         SHARES         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    MAJOR PHARMACEUTICALS 35.7%
    Abbott Laboratories ......................................................   United States        63,100    $   2,482,985
 (a)Able Laboratories Inc. ...................................................   United States        31,800          655,080
 (a)Elan Corp. PLC, ADR ......................................................   Irish Republic       38,100          782,955
    Eli Lilly & Co. ..........................................................   United States        13,000          828,360
 (a)Forest Laboratories Inc. .................................................   United States        47,900        2,408,891
    GlaxoSmithKline PLC, ADR .................................................   United Kingdom       45,100        1,846,845
    Johnson & Johnson Inc. ...................................................   United States        53,000        2,929,310
    Medicis Pharmaceutical Corp., A ..........................................   United States        14,800          529,396
    Merck & Co. Inc. .........................................................   United States        80,100        3,632,535
    Merck KGAA ...............................................................      Germany           36,000        2,018,878
 (a)MGI Pharma Inc. ..........................................................   United States        30,400          851,504
    Mylan Laboratories Inc. ..................................................   United States        38,100          564,642
    Novartis AG ..............................................................    Switzerland         79,400        3,553,093
    Pfizer Inc. ..............................................................   United States       284,960        9,107,321
    Roche Holding AG .........................................................    Switzerland         21,700        2,145,660
    Sanofi Synthelabo SA .....................................................       France           20,400        1,353,287
 (a)Shire Pharmaceuticals Group PLC, ADR .....................................   United Kingdom       36,600          972,828
 (a)Taro Pharmaceutical Industries Ltd. ......................................   United States        22,100          493,493
    Wyeth ....................................................................   United States       154,100        5,455,140
                                                                                                                -------------
                                                                                                                   42,612,203
                                                                                                                -------------

    MANAGED HEALTH CARE 8.9%
 (a)Anthem Inc. ..............................................................   United States        37,000        3,051,390
    Cardinal Health Inc. .....................................................   United States        50,200        2,233,900
 (a)Caremark RX Inc. .........................................................   United States        75,700        2,308,850
 (a)Health Net Inc., A .......................................................   United States        47,200        1,138,936
 (a)PacifiCare Health Systems Inc. ...........................................   United States        30,200          923,214
 (a)Sierra Health Services Inc. ..............................................   United States        21,600          954,720
                                                                                                                -------------
                                                                                                                   10,611,010
                                                                                                                -------------

    MEDICAL DISTRIBUTORS .7%
 (a)Henry Schein Inc. ........................................................   United States        12,800          858,880
                                                                                                                -------------

    MEDICAL SPECIALTIES 14.9%
 (a)Advanced Neuromodulation Systems Inc. ....................................   United States        21,200          679,460
 (a)Apogent Technologies Inc. ................................................   United States        28,900          939,250
    Baxter International Inc. ................................................   United States        41,900        1,259,933
    Beckman Coulter Inc. .....................................................   United States        15,600          860,652
 (a)Boston Scientific Corp. ..................................................   United States        64,000        2,448,640
 (a)Cytyc Corp. ..............................................................   United States        51,800        1,252,006
    Dentsply International Inc. ..............................................   United States        39,300        1,911,159
    Guidant Corp. ............................................................   United States        15,900          879,588
    Hillenbrand Industries Inc. ..............................................   United States        18,900        1,073,331
 (a)INAMED Corp. .............................................................   United States        16,300          883,134
 (a)Kinetic Concepts Inc. ....................................................   United States        18,800          844,496
    Mentor Corp. .............................................................   United States        19,900          626,651
    Pall Corp. ...............................................................   United States        44,800        1,038,016
    Smith & Nephew PLC .......................................................   United Kingdom      148,500        1,498,718
 (a)Steris Corp. .............................................................   United States        43,200          888,192


24 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

        ---------------------------------------------------------------------------------------------------------------------
        FRANKLIN GLOBAL HEALTH CARE FUND                                            COUNTRY          SHARES         VALUE
        ---------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        MEDICAL SPECIALTIES (CONT.)
     (a)Thermogenesis Corp. ..................................................   United States       148,200    $     615,030
                                                                                                                -------------
                                                                                                                   17,698,256
                                                                                                                -------------

        MEDICAL/NURSING SERVICES 3.5%
     (a)Davita Inc. ..........................................................   United States        45,600        1,384,872
     (a)Hanger Orthopedic Group Inc. .........................................   United States       103,200        1,042,320
     (a)Kindred Healthcare Inc. ..............................................   United States        47,700        1,156,725
     (a)Neighborcare Inc. ....................................................   United States        21,300          546,132
                                                                                                                -------------
                                                                                                                    4,130,049
                                                                                                                -------------

        OTHER PHARMACEUTICALS 1.8%
     (a)Auxilium Pharmaceuticals Inc. ........................................   United States        55,200          414,000
     (a)Connetics Corp. ......................................................   United States        26,500          729,545
     (a)Pharmion Corp. .......................................................   United States        21,500          964,920
                                                                                                                -------------
                                                                                                                    2,108,465
                                                                                                                -------------

        PHARMACEUTICALS: GENERIC .6%
     (a)Watson Pharmaceuticals Inc. ..........................................   United States        28,600          721,006
                                                                                                                -------------

        SERVICES TO THE HEALTH INDUSTRY 3.7%
     (a)Accredo Health Inc. ..................................................   United States        42,900        1,389,960
     (a)Dendrite International Inc. ..........................................   United States        38,000          566,580
     (a)HealthSouth Corp. ....................................................   United States       110,200          595,080
        Omnicare Inc. ........................................................   United States        22,200          627,594
     (a)Pharmaceutical Product Development Inc. ..............................   United States        35,000        1,227,100
                                                                                                                -------------
                                                                                                                    4,406,314
                                                                                                                -------------

        WHOLESALE DISTRIBUTORS .7%
     (a)Fisher Scientific International Inc. .................................   United States        15,000          873,000
                                                                                                                -------------
        TOTAL COMMON STOCKS (COST $107,254,089) ..............................                                    115,394,280
                                                                                                                -------------

        CONVERTIBLE PREFERRED STOCK (COST $1,500,004) .6%
        HEALTH CARE EQUIPMENT & SUPPLIES
 (a),(b)Masimo Corp., cvt. pfd., F ...........................................   United States       136,364          750,002
                                                                                                                -------------
        TOTAL LONG TERM INVESTMENTS (COST $108,754,093) ......................                                    116,144,282
                                                                                                                -------------

        SHORT TERM INVESTMENT (COST $3,119,855) 2.6%
        MONEY FUND
     (c)Franklin Institutional Fiduciary Trust Money Market Portfolio ........   United States     3,119,855        3,119,855
                                                                                                                -------------

        TOTAL INVESTMENTS (COST $111,873,948) 100.0% .........................                                    119,264,137
        OTHER ASSETS, LESS LIABILITIES .......................................                                        (39,135)
                                                                                                                -------------
        NET ASSETS 100.0% ....................................................                                  $ 119,225,002
                                                                                                                =============

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                           Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

                       This page intentionally left blank.


26 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NATURAL RESOURCES FUND                                                 COUNTRY          SHARES         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 92.5%
    ENERGY MINERALS 42.9%
    Apache Corp. .............................................................   United States        44,900    $   2,089,197
    Arch Coal Inc. ...........................................................   United States        49,700        1,678,369
    BP PLC, ADR ..............................................................   United Kingdom      124,500        7,016,820
    Burlington Resources Inc. ................................................   United States        38,300        1,461,911
    Chesapeake Energy Corp. ..................................................   United States       140,800        2,161,280
    ChevronTexaco Corp. ......................................................   United States        48,100        4,600,765
    ConocoPhillips ...........................................................   United States        54,100        4,261,457
    Devon Energy Corp. .......................................................   United States        50,567        3,513,901
    Exxon Mobil Corp. ........................................................   United States       138,600        6,417,180
 (a)Forest Oil Corp. .........................................................   United States        24,500          693,105
 (a)Houston Exploration Co. ..................................................   United States        17,800          961,200
 (a)KCS Energy Inc. ..........................................................   United States       145,500        2,150,490
    Kerr-McGee Corp. .........................................................   United States        21,726        1,140,615
    Marathon Oil Corp. .......................................................   United States        30,700        1,156,469
 (a)Meridian Resource Corp. ..................................................   United States       133,000        1,110,550
 (a)Newfield Exploration Co. .................................................   United States        44,200        2,610,894
    Noble Energy Inc. ........................................................   United States        50,500        2,793,155
    Occidental Petroleum Corp. ...............................................   United States        84,600        4,168,242
    Peabody Energy Corp. .....................................................   United States        52,600        2,955,068
    Pioneer Natural Resources Co. ............................................   United States        59,000        2,126,950
    Royal Dutch Petroleum Co., N.Y. shs. .....................................    Netherlands         45,100        2,268,530
 (a)Spinnaker Exploration Co. ................................................   United States        73,000        2,611,210
    Talisman Energy Inc. .....................................................       Canada           89,900        2,143,216
    XTO Energy Inc. ..........................................................   United States        38,325        1,145,917
                                                                                                                -------------
                                                                                                                   63,236,491
                                                                                                                -------------

    HEALTH TECHNOLOGY .4%
    Pall Corp. ...............................................................   United States        26,100          604,737
                                                                                                                -------------

    INDUSTRIAL SERVICES 23.3%
 (a)Allied Waste Industries Inc. .............................................   United States       160,100        1,479,324
    Baker Hughes Inc. ........................................................   United States        46,300        1,865,890
 (a)Cal Dive International Inc. ..............................................   United States        42,900        1,329,900
    ENSCO International Inc. .................................................   United States        81,200        2,444,932
 (a)Global Industries Ltd. ...................................................   United States       190,100          960,005
    GlobalSantaFe Corp. ......................................................   United States        64,046        1,754,861
 (a)Grant Prideco Inc. .......................................................   United States        95,600        1,805,884
 (a)Grey Wolf Inc. ...........................................................   United States       416,700        1,870,983
    Halliburton Co. ..........................................................   United States        44,500        1,412,875
 (a)Hornbeck Offshore Services Inc. ..........................................   United States        69,300          887,040
 (a)Key Energy Services Inc. .................................................   United States        61,800          622,944
 (a)Lone Star Technologies Inc. ..............................................   United States        34,800        1,159,536
 (a)Nabors Industries Ltd. ...................................................   United States        54,500        2,534,250
 (a)National Oilwell Inc. ....................................................   United States        44,200        1,478,490
 (a)Oil States International Inc. ............................................   United States        82,600        1,359,596
    Patterson UTI Energy Inc. ................................................   United States       121,600        2,216,768
 (a)Precision Drilling Corp. .................................................       Canada           22,600        1,123,898
 (a)Rowan Cos. Inc. ..........................................................   United States        76,300        1,863,246


                                        Quarterly Statements of Investments | 27

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NATURAL RESOURCES FUND                                                 COUNTRY          SHARES         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    INDUSTRIAL SERVICES (CONT.)
 (a)Smith International Inc. .................................................   United States        24,500    $   1,427,860
 (a)Superior Energy Services Inc. ............................................   United States        77,300          864,214
    Tenaris SA, ADR ..........................................................     Argentina          29,800        1,059,688
 (a)Weatherford International Ltd. ...........................................      Bermuda           31,000        1,450,180
    Western Gas Resources Inc. ...............................................   United States        41,400        1,394,766
                                                                                                                -------------
                                                                                                                   34,367,130
                                                                                                                -------------

    NON-ENERGY MINERALS 9.6%
    Alcoa Inc. ...............................................................   United States        66,200        2,120,386
    AngloGold Ltd., ADR ......................................................    South Africa        25,100          823,029
    Barrick Gold Corp. .......................................................       Canada           52,200          998,064
 (a)Centerra Gold Inc. .......................................................       Canada           17,600          201,294
 (a)Centerra Gold Inc., 144A .................................................       Canada           44,400          507,810
    Freeport-McMoRan Copper & Gold Inc., B ...................................   United States        28,800        1,003,680
 (a)International Steel Group ................................................   United States        33,200        1,086,636
 (a)Meridian Gold Inc. .......................................................   United States        75,700        1,003,782
 (a)NS Group Inc. ............................................................   United States        60,900        1,037,736
    Placer Dome Inc. .........................................................       Canada           48,000          768,960
    Rio Tinto PLC, ADR .......................................................   United Kingdom        9,800        1,027,726
    United States Steel Corp. ................................................   United States        29,300        1,117,502
    Xstrata AG ...............................................................    Switzerland        122,300        1,725,793
 (a)Zinifex Ltd. .............................................................     Australia         550,000          727,962
                                                                                                                -------------
                                                                                                                   14,150,360
                                                                                                                -------------

    PROCESS INDUSTRIES 15.2%
    Bowater Inc. .............................................................   United States        51,400        1,917,220
    Bunge Ltd. ...............................................................   United States        91,000        3,651,830
    Cabot Corp. ..............................................................   United States        55,000        2,094,400
    Dow Chemical Co. .........................................................   United States        63,000        2,513,070
    E.I. du Pont de Nemours & Co. ............................................   United States        41,900        1,796,253
 (a)Graftech International Ltd. ..............................................   United States        65,000          716,950
 (a)Headwaters Inc. ..........................................................   United States        67,600        1,875,224
 (a)Millennium Chemicals Inc. ................................................   United States        79,000        1,394,350
    Minerals Technologies Inc. ...............................................   United States        35,800        2,000,146
    Nova Chemicals Corp. .....................................................       Canada           46,000        1,397,020
 (a)Smurfit-Stone Container Corp. ............................................   United States        56,100        1,044,021
 (a)Solutia Inc. .............................................................   United States       137,000           42,470
    Valspar Corp. ............................................................   United States        40,000        1,960,000
                                                                                                                -------------
                                                                                                                   22,402,954
                                                                                                                -------------

    PRODUCER MANUFACTURING .3%
 (a)Bucyrus International Inc. ...............................................   United States        20,000          480,000
                                                                                                                -------------


28 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NATURAL RESOURCES FUND                                                COUNTRY           SHARES         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TRANSPORTATION .8%
    Ship Finance International Ltd. ..........................................       Norway           10,000    $     166,100
    Tidewater Inc. ...........................................................   United States        10,000          303,500
 (a)Top Tankers Inc. .........................................................       Greece           60,000          687,000
                                                                                                                -------------
                                                                                                                    1,156,600
                                                                                                                -------------
    TOTAL COMMON STOCKS (COST $112,216,852)...................................                                    136,398,272
                                                                                                                -------------

    SHORT TERM INVESTMENT (COST $12,969,450) 8.8%
    MONEY FUND
 (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ............   United States    12,969,450       12,969,450
                                                                                                                -------------

    TOTAL INVESTMENTS (COST $125,186,302) 101.3% .............................                                    149,367,722
    OTHER ASSETS, LESS LIABILITIES (1.3)% ....................................                                     (1,978,387)
                                                                                                                -------------
    NET ASSETS 100.0%.........................................................                                  $ 147,389,335
                                                                                                                =============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                           Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 29

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30 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP GROWTH FUND II                                                      SHARES/WARRANTS         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 97.2%
    COMMERCIAL SERVICES 3.6%
 (a)Aquantive Inc. ......................................................................        722,700       $    6,171,858
    CDI Corp. ...........................................................................        379,500           10,823,340
 (a)LECG Corp. ..........................................................................        137,500            2,433,750
 (a)Maximus Inc. ........................................................................        213,100            6,812,807
    National Financial Partners Corp. ...................................................        165,800            5,584,144
 (a)PRG-Schultz International Inc. ......................................................      1,389,400            7,072,046
 (a)Resources Connection Inc. ...........................................................        177,400            6,879,572
 (a)ValueClick Inc. .....................................................................        341,800            3,547,884
                                                                                                               --------------
                                                                                                                   49,325,401
                                                                                                               --------------

    COMMUNICATIONS .9%
 (a)NII Holdings Inc., B ................................................................        303,600           11,542,872
                                                                                                               --------------

    CONSUMER DURABLES 1.5%
    Briggs & Stratton Corp. .............................................................         83,100            6,938,850
 (a)Leapfrog Enterprises Inc. ...........................................................        310,800            6,153,840
    Winnebago Industries Inc. ...........................................................        200,000            7,370,000
                                                                                                               --------------
                                                                                                                   20,462,690
                                                                                                               --------------

    CONSUMER SERVICES 7.0%
 (a)Acme Communications Inc. ............................................................        204,600            1,329,900
 (a)Alliance Gaming Corp. ...............................................................        344,100            4,896,543
 (a)Argosy Gaming Co. ...................................................................        408,100           13,316,303
 (a)Chicago Pizza & Brewery Inc. ........................................................        301,100            4,525,533
 (a)Cumulus Media Inc., A ...............................................................        398,900            5,855,852
 (a)Entravision Communications Corp. ....................................................        866,200            6,124,034
    Four Seasons Hotels Inc. (Canada) ...................................................        336,700           20,434,323
    Jackson Hewitt Tax Service Inc. .....................................................        419,200            7,294,080
 (a)La Quinta Corp. .....................................................................        765,300            5,862,198
 (a)Panera Bread Co. ....................................................................        248,400            9,163,476
 (a)Penn National Gaming Inc. ...........................................................        382,100           13,755,600
 (a)Radio One Inc., D ...................................................................         19,000              288,990
 (a)Red Robin Gourmet Burgers ...........................................................         86,300            2,942,830
                                                                                                               --------------
                                                                                                                   95,789,662
                                                                                                               --------------

    DISTRIBUTION SERVICES .2%
 (a)Performance Food Group Co. ..........................................................         94,700            2,346,666
                                                                                                               --------------

    ELECTRONIC TECHNOLOGY 23.6%
 (a)Actel Corp. .........................................................................        703,300           10,563,566
 (a)Adaptec Inc. ........................................................................        871,200            6,525,288
 (a)Advanced Energy Industries Inc. .....................................................        622,200            6,134,892
 (a)Avocent Corp. .......................................................................        265,899            7,961,016
 (a)Catapult Communications Corp. .......................................................        237,700            4,563,840
 (a)Coherent Inc. .......................................................................        352,200            9,268,143
 (a)Drexler Technology Corp. ............................................................        177,600            1,776,000
 (a)Electro Scientific Industries Inc. ..................................................        847,600           21,825,700
 (a)Exar Corp. ..........................................................................        759,200           10,226,424


                                        Quarterly Statements of Investments | 31

FRANKLIN STRATEGIC SERIES

        ---------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL CAP GROWTH FUND II                                                  SHARES/WARRANTS         VALUE
        ---------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS (CONT.)
        ELECTRONIC TECHNOLOGY (CONT.)
     (a)F5 Networks Inc. ................................................................        238,700       $    6,251,553
     (a)FLIR Systems Inc. ...............................................................        364,700           23,205,861
     (a)Integrated Circuit Systems Inc. .................................................        907,500           21,707,400
     (a)Integrated Device Technology Inc. ...............................................        946,500           10,818,495
 (a),(b)Intersil Corp., wts., 144A, 11/19/06 ............................................        230,271            2,018,039
     (a)Kemet Corp. .....................................................................        488,100            4,924,929
     (a)Lam Research Corp. ..............................................................        473,300           11,288,205
     (a)Lattice Semiconductor Corp. .....................................................        570,700            2,796,430
     (a)Micrel Inc. .....................................................................        386,900            3,973,463
     (a)Microtune Inc. ..................................................................        975,500            4,340,975
        National Instruments Corp. ......................................................        648,902           18,850,603
     (a)Overland Storage Inc. ...........................................................        408,200            4,792,268
     (a)Pericom Semiconductor Corp. .....................................................        456,504            4,560,475
     (a)Photon Dynamics Inc. ............................................................        230,500            6,336,445
     (a)Semtech Corp. ...................................................................      1,428,200           28,349,770
        Tektronix Inc. ..................................................................        464,800           14,129,920
     (a)Trimble Navigation Ltd. .........................................................        343,850            9,548,715
     (a)Varian Inc. .....................................................................        560,900           21,258,110
     (a)Varian Semiconductor Equipment Associates Inc. ..................................      1,125,100           33,606,737
     (a)ViaSat Inc. .....................................................................        409,200            7,414,704
     (a)Zilog Inc. ......................................................................        300,800            2,286,080
                                                                                                               --------------
                                                                                                                  321,304,046
                                                                                                               --------------

        ENERGY MINERALS 1.7%
     (a)Denbury Resources Inc. ..........................................................        238,600            5,213,410
     (a)Petroquest Energy Inc. ..........................................................        564,500            2,974,915
     (a)Spinnaker Exploration Co. .......................................................        423,500           15,148,595
                                                                                                               --------------
                                                                                                                   23,336,920
                                                                                                               --------------

        FINANCE 6.4%
        CVB Financial Corp. .............................................................        186,383            3,850,673
        East West Bancorp Inc. ..........................................................        275,800            9,299,976
     (a)eSPEED Inc., A ..................................................................        192,600            2,074,302
     (a)Federal Agriculture Mortgage Corp., C ...........................................         99,700            1,829,495
     (a)Financial Federal Corp. .........................................................        327,300           10,525,968
        First Niagara Financial Group Inc. ..............................................        350,000            4,266,500
        First State Bancorp. ............................................................        231,407            6,768,655
     (a)Franklin Bank Corp. .............................................................        117,500            1,851,800
        Greater Bay Bancorp .............................................................        445,621           11,742,113
        Greenhill & Co. Inc. ............................................................         29,200              597,140
        IPC Holdings Ltd. (Bermuda) .....................................................        223,700            8,388,750
        Jefferies Group Inc. ............................................................        157,100            4,923,514
     (a)NCO Group Inc. ..................................................................        462,300           11,543,631
        Umpqua Holdings Corp. ...........................................................        432,600            9,781,086
                                                                                                               --------------
                                                                                                                   87,443,603
                                                                                                               --------------


32 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP GROWTH FUND II                                                      SHARES/WARRANTS         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    HEALTH SERVICES 7.1%
 (a)American Medical Security Group .....................................................         55,600       $    1,412,796
 (a)AmSurg Corp. ........................................................................        136,550            3,243,062
 (a)IDX Systems Corp. ...................................................................        188,800            5,669,664
 (a)LabOne Inc. .........................................................................        298,600            8,811,686
 (a)LifePoint Hospitals Inc. ............................................................        141,734            4,735,333
 (a)Molina Healthcare Inc. ..............................................................         66,000            2,189,880
 (a)PAREXEL International Corp. .........................................................        439,600            8,444,716
 (a)Pharmaceutical Product Development Inc. .............................................        259,400            9,094,564
 (a)Rehabcare Group Inc. ................................................................        360,000            8,622,000
    Select Medical Corp. ................................................................        440,700            5,658,588
 (a)Sierra Health Services Inc. .........................................................        434,100           19,187,220
 (a)Symbion Inc. ........................................................................        123,800            2,121,932
 (a)United Surgical Partners International Inc. .........................................         83,900            2,956,636
 (a)VCA Antech Inc. .....................................................................        331,500           13,932,945
                                                                                                               --------------
                                                                                                                   96,081,022
                                                                                                               --------------

    HEALTH TECHNOLOGY 8.2%
    Alpharma Inc., A ....................................................................        307,700            5,058,588
 (a)American Medical Systems Holdings Ltd. ..............................................        504,500           16,053,190
 (a)Angiotech Pharmaceuticals Inc. (Canada) .............................................        415,100            7,314,062
 (a)CTI Molecular Imaging Inc. ..........................................................        321,100            3,361,917
 (a)InterMune Inc. ......................................................................        507,100            6,080,129
 (a)Medicines Co. .......................................................................        273,500            7,236,810
    Medicis Pharmaceutical Corp., A .....................................................        174,400            6,238,288
 (a)Merit Medical Systems Inc. ..........................................................        473,434            7,991,566
 (a)NPS Pharmaceuticals Inc. ............................................................        416,600            7,769,590
 (a)OSI Pharmaceuticals Inc. ............................................................        176,700           10,619,670
 (a)Pharmion Corp. ......................................................................         45,200            2,028,576
 (a)Serologicals Corp. ..................................................................        319,400            6,260,240
 (a)Steris Corp. ........................................................................        551,500           11,338,840
 (a)Taro Pharmaceutical Industries Ltd. .................................................        161,500            3,606,295
 (a)Trimeris Inc. .......................................................................        506,035            5,804,221
 (a)Vicuron Pharmaceuticals Inc. ........................................................        543,200            5,464,592
                                                                                                               --------------
                                                                                                                  112,226,574
                                                                                                               --------------

    INDUSTRIAL SERVICES 4.0%
 (a)Cal Dive International Inc. .........................................................        603,100           18,696,100
 (a)FMC Technologies Inc. ...............................................................        478,316           14,349,480
    Patterson UTI Energy Inc. ...........................................................        594,800           10,843,204
 (a)Superior Energy Services Inc. .......................................................        586,000            6,551,480
 (a)Waste Connections Inc. ..............................................................        137,250            3,961,035
                                                                                                               --------------
                                                                                                                   54,401,299
                                                                                                               --------------

    NON-ENERGY MINERALS .8%
 (a)Meridian Gold Inc. ..................................................................        257,100            3,409,146
    Reliance Steel & Aluminum Co. .......................................................        184,700            7,354,754
                                                                                                               --------------
                                                                                                                   10,763,900
                                                                                                               --------------


                                        Quarterly Statements of Investments | 33

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP GROWTH FUND II                                                      SHARES/WARRANTS         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    PROCESS INDUSTRIES 6.4%
    Cabot Corp. .........................................................................        441,100       $   16,797,088
 (a)Cabot Microelectronics Corp. ........................................................        353,600           12,549,264
 (a)FMC Corp. ...........................................................................        379,600           16,683,420
 (a)Graftech International Ltd. .........................................................        358,100            3,949,843
 (a)Headwaters Inc. .....................................................................        468,000           12,982,320
    Minerals Technologies Inc. ..........................................................        275,900           15,414,533
    Nova Chemicals Corp. (Canada) .......................................................        282,600            8,582,562
                                                                                                               --------------
                                                                                                                   86,959,030
                                                                                                               --------------

    PRODUCER MANUFACTURING 6.9%
    Ametek Inc. .........................................................................        244,400            7,537,296
    C&D Technologies Inc. ...............................................................        214,700            3,370,790
    Crane Co. ...........................................................................        229,600            6,387,472
 (a)CUNO Inc. ...........................................................................        154,700            8,146,502
 (a)Flowserve Corp. .....................................................................        659,000           15,783,050
    The Manitowoc Co. Inc. ..............................................................        208,900            7,083,799
 (a)Mettler-Toledo International Inc. (Switzerland) .....................................        389,600           16,246,320
    Oshkosh Truck Corp. .................................................................        277,300           14,688,581
    Roper Industries Inc. ...............................................................        121,300            6,792,800
 (a)Wilson Greatbatch Technologies Inc. .................................................        355,700            7,789,830
                                                                                                               --------------
                                                                                                                   93,826,440
                                                                                                               --------------

    REAL ESTATE DEVELOPMENT 1.2%
 (a)Jones Lang Lasalle Inc. .............................................................        585,400           16,976,600
                                                                                                               --------------

    RETAIL TRADE 5.1%
 (a)Casual Male Retail Group Inc. .......................................................        621,500            3,816,010
 (a)Cost Plus Inc. ......................................................................        356,100           11,915,106
    Fred's Inc. .........................................................................        402,750            7,269,638
 (a)Hot Topic Inc. ......................................................................        440,300            7,009,576
 (a)J. Jill Group Inc. ..................................................................        342,200            6,354,654
    Regis Corp. .........................................................................        194,900            8,022,084
 (a)Tractor Supply Co. ..................................................................        296,000           10,732,960
 (a)Tuesday Morning Corp. ...............................................................        440,500           14,166,480
                                                                                                               --------------
                                                                                                                   69,286,508
                                                                                                               --------------

    TECHNOLOGY SERVICES 8.8%
 (a)Ascential Software Corp. ............................................................        365,175            4,484,349
 (a)Aspen Technology Inc. ...............................................................        379,612            2,251,099
 (a)BearingPoint Inc. ...................................................................        802,000            6,624,520
 (a)Borland Software Corp. ..............................................................        644,100            5,326,707
 (a)Entrust Inc. ........................................................................      1,526,100            4,257,819
 (a)FileNET Corp. .......................................................................        517,000            9,823,000
    Global Payments Inc. ................................................................        360,800           16,470,520
 (a)Hyperion Solutions Corp. ............................................................        224,200            9,196,684
    Jack Henry & Associates Inc. ........................................................        360,600            6,941,550
 (a)JDA Software Group Inc. .............................................................        321,100            3,419,715


34 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP GROWTH FUND II                                                      SHARES/WARRANTS         VALUE
    -------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    TECHNOLOGY SERVICES (CONT.)
 (a)Lawson Software Inc. ................................................................      1,047,600       $    7,437,960
 (a)Macromedia Inc. .....................................................................        624,600           12,616,920
 (a)NetIQ Corp. .........................................................................        736,800            7,021,704
 (a)Quest Software Inc. .................................................................        637,900            7,693,074
 (a)RSA Security Inc. ...................................................................        363,100            6,760,922
 (a)Tumbleweed Communications Corp. .....................................................        713,600            1,491,424
 (a)Verity Inc. .........................................................................        626,600            6,974,058
 (a)webMethods Inc. .....................................................................        225,200            1,074,204
                                                                                                               --------------
                                                                                                                  119,866,229
                                                                                                               --------------

    TRANSPORTATION 3.8%
 (a)Forward Air Corp. ...................................................................        566,300           22,487,773
 (a)Knight Transportation Inc. ..........................................................        493,800            9,782,178
 (a)Landstar System Inc. ................................................................        394,900           19,669,969
                                                                                                               --------------
                                                                                                                   51,939,920
                                                                                                               --------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $1,157,181,362)...............................                       1,323,879,382
                                                                                                               --------------

    SHORT TERM INVESTMENT (COST $19,381,671) 1.4%
    MONEY FUND
 (c)Franklin Institutional Fiduciary Trust Money Market Portfolio .......................     19,381,671           19,381,671
                                                                                                               --------------
    TOTAL INVESTMENTS (COST $1,176,563,033) 98.6% .......................................                       1,343,261,053
    OTHER ASSETS, LESS LIABILITIES 1.4% .................................................                          18,753,466
                                                                                                               --------------
    NET ASSETS 100.0% ...................................................................                      $1,362,014,519
                                                                                                               ==============

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                           Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 35

                       This page intentionally left blank.


36 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

        ---------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                     SHARES              VALUE
        ---------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 98.8%
        COMMERCIAL SERVICES 4.0%
        Corporate Executive Board Co. ...................................................        559,800       $   31,740,660
 (a),(b)Dex Media Inc. ..................................................................      2,500,000           48,150,000
 (a),(b)Interpublic Group of Cos. Inc. ..................................................      1,754,300           22,437,497
 (a),(b)Iron Mountain Inc. ..............................................................      2,093,100           67,544,337
        Moody's Corp. ...................................................................      1,358,600           92,520,660
     (b)Robert Half International Inc. ..................................................      2,269,400           63,134,708
                                                                                                               --------------
                                                                                                                  325,527,862
                                                                                                               --------------

        COMMUNICATIONS
        Telecom Corp. of New Zealand Ltd. (New Zealand) .................................         29,781              115,507
                                                                                                               --------------

        CONSUMER DURABLES .8%
 (a),(b)Leapfrog Enterprises Inc. .......................................................      1,161,400           22,995,720
     (a)NVR Inc. ........................................................................         97,000           45,202,000
                                                                                                               --------------
                                                                                                                   68,197,720
                                                                                                               --------------

        CONSUMER NON-DURABLES 2.1%
 (a),(b)Dean Foods Inc. .................................................................      1,916,200           70,861,076
     (a)NBTY Inc. .......................................................................      1,477,500           32,150,400
        Polo Ralph Lauren Corp. .........................................................      2,151,500           70,913,440
                                                                                                               --------------
                                                                                                                  173,924,916
                                                                                                               --------------

        CONSUMER SERVICES 4.0%
        Dow Jones & Co. Inc. ............................................................      1,382,200           58,577,636
 (a),(b)Entercom Communications Corp. ...................................................        683,000           26,261,350
     (a)Entravision Communications Corp. ................................................      2,801,300           19,805,191
 (a),(c)Foveon Inc., 144A ...............................................................      1,792,573           13,999,995
 (a),(b)University of Phoenix Online ....................................................        374,100           32,236,197
 (a),(b)Univision Communications Inc., A ................................................      2,182,105           63,215,582
 (a),(b)Weight Watchers International Inc. ..............................................      2,365,300           91,631,722
 (a),(b)XM Satellite Radio Holdings Inc. ................................................        900,700           23,769,473
                                                                                                               --------------
                                                                                                                  329,497,146
                                                                                                               --------------

        DISTRIBUTION SERVICES 2.4%
     (b)AmerisourceBergen Corp. .........................................................      1,665,000           90,009,900
 (a),(b)Fisher Scientific International Inc. ............................................      1,856,100          108,025,020
                                                                                                               --------------
                                                                                                                  198,034,920
                                                                                                               --------------

        ELECTRONIC TECHNOLOGY 22.1%
        ADTRAN Inc. .....................................................................        749,800           20,027,158
 (a),(b)Advanced Energy Industries Inc. .................................................        743,800            7,333,868
     (a)Altera Corp. ....................................................................      2,923,900           60,875,598
 (a),(b)ASML Holding NV, N.Y. shs. (Netherlands) ........................................      4,765,800           67,722,018
     (a)Avaya Inc. ......................................................................      7,141,200          104,618,580
 (a),(b)Avocent Corp. ...................................................................      1,242,236           37,192,546
 (a),(b)Coherent Inc. ...................................................................      1,250,000           32,893,750
     (a)Comverse Technology Inc. ........................................................      1,205,100           20,559,006


                                        Quarterly Statements of Investments | 37

FRANKLIN STRATEGIC SERIES

        ---------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                     SHARES              VALUE
        ---------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        ELECTRONIC TECHNOLOGY (CONT.)
        Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ......................      3,283,600       $   93,910,960
 (a),(b)EMCORE Corp. ....................................................................      1,569,500            4,441,685
 (a),(b)F5 Networks Inc. ................................................................        525,300           13,757,607
 (a),(b)Formfactor Inc. .................................................................        696,900           13,993,752
     (a)Integrated Circuit Systems Inc. .................................................      1,874,600           44,840,432
     (b)Intersil Corp., A ...............................................................      3,616,700           66,438,779
     (a)Jabil Circuit Inc. ..............................................................        858,100           18,663,675
        L-3 Communications Holdings Inc. ................................................      2,006,500          122,697,475
 (a),(b)Lam Research Corp. ..............................................................      4,741,800          113,091,930
        Linear Technology Corp. .........................................................      2,130,000           83,283,000
     (a)Micrel Inc. .....................................................................        335,500            3,445,585
        Microchip Technology Inc. .......................................................      2,313,900           67,033,683
 (a),(b)Network Appliance Inc. ..........................................................      2,772,000           53,527,320
 (a),(b)Research in Motion Ltd. (Canada) ................................................        959,600           59,178,532
        Rockwell Automation Inc. ........................................................      1,678,700           62,800,167
        Rockwell Collins Inc. ...........................................................      2,309,800           79,041,356
 (a),(b)Semtech Corp. ...................................................................      2,481,200           49,251,820
 (a),(b)Sigmatel Inc. ...................................................................        953,600           14,561,472
 (a),(b)Silicon Laboratories Inc. .......................................................        911,400           32,163,306
     (a)Spirent PLC (United Kingdom) ....................................................     11,716,245           11,717,949
 (a),(b)Synopsys Inc. ...................................................................      2,345,900           59,327,811
     (d)Tektronix Inc. ..................................................................      5,145,100          156,411,040
     (a)Thermo Electron Corp. ...........................................................      5,807,300          149,363,756
 (a),(b)Trimble Navigation Ltd. .........................................................        932,550           25,896,914
 (a),(b)Varian Inc. .....................................................................      1,044,300           39,578,970
     (a)Varian Semiconductor Equipment Associates Inc. ..................................        782,000           23,358,340
                                                                                                               --------------
                                                                                                                1,812,999,840
                                                                                                               --------------

        ENERGY MINERALS 1.9%
     (a)Newfield Exploration Co. ........................................................      1,413,600           83,501,352
        Peabody Energy Corp. ............................................................      1,333,500           74,916,030
                                                                                                               --------------
                                                                                                                  158,417,382
                                                                                                               --------------

        FINANCE 10.4%
     (a)Ameritrade Holding Corp. ........................................................      5,536,900           61,404,221
     (b)Arthur J. Gallagher & Co. .......................................................      1,419,900           43,974,303
        Assurant Inc. ...................................................................      1,034,700           25,246,680
     (b)Blackrock Inc. ..................................................................        350,900           21,738,255
        Boston Private Financial Holdings Inc. ..........................................        322,000            7,473,620
 (a),(b)CapitalSource Inc. ..............................................................      1,932,950           41,790,379
     (b)Chicago Mercantile Exchange .....................................................        409,800           51,429,900
        City National Corp. .............................................................        657,800           42,428,100
     (b)Commerce Bancorp Inc. ...........................................................        819,800           41,268,732
        Cullen/Frost Bankers Inc. .......................................................        680,100           29,257,902
     (a)E*TRADE Financial Corp. .........................................................      7,323,200           81,067,824
        East West Bancorp Inc. ..........................................................        853,200           28,769,904
 (a),(b)eSPEED Inc., A ..................................................................        469,700            5,058,669


38 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

        ---------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                     SHARES              VALUE
        ---------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        FINANCE (CONT.)
        Federated Investors Inc., B .....................................................      3,383,400       $   95,107,374
     (b)Fulton Financial Corp. ..........................................................        746,900           15,318,919
        Investors Financial Services Corp. ..............................................      1,087,800           49,690,704
        Montpelier Re Holdings Ltd. (Bermuda) ...........................................      1,928,400           68,226,792
 (a),(b)Providian Financial Corp. .......................................................      6,139,000           84,963,760
     (b)Texas Regional Bancshares Inc., A ...............................................        532,048           23,670,816
        UCBH Holdings Inc. ..............................................................        966,400           37,776,576
                                                                                                               --------------
                                                                                                                  855,663,430
                                                                                                               --------------

        HEALTH SERVICES 6.2%
        Aetna Inc. ......................................................................        998,600           85,679,880
 (a),(b)Coventry Health Care Inc. .......................................................      3,041,850          155,468,953
 (a),(b)Express Scripts Inc. ............................................................        292,800           19,207,680
        Health Management Associates Inc., A ............................................      1,646,300           33,024,778
 (a),(b)Health Net Inc., A ..............................................................      3,312,100           79,920,973
     (a)Molina Healthcare Inc. ..........................................................        784,700           26,036,346
     (a)Pharmaceutical Product Development Inc. .........................................      1,304,200           45,725,252
        Universal Health Services Inc., B ...............................................        814,400           37,063,344
 (a),(b)VCA Antech Inc. .................................................................        650,300           27,332,109
                                                                                                               --------------
                                                                                                                  509,459,315
                                                                                                               --------------

        HEALTH TECHNOLOGY 12.8%
     (a)Abgenix Inc. ....................................................................        373,700            3,652,918
     (a)Adolor Corp. ....................................................................      1,000,000           10,650,000
 (a),(b)Advanced Neuromodulation Systems Inc. ...........................................        331,100           10,611,755
 (a),(b)American Medical Systems Holdings Ltd. ..........................................        847,900           26,980,178
 (a),(b)Amylin Pharmaceuticals Inc. .....................................................        797,000           16,418,200
     (a)Angiotech Pharmaceuticals Inc. (Canada) .........................................      1,338,600           23,586,132
     (a)Bio-Rad Laboratories Inc., A ....................................................        234,600           12,293,040
 (a),(b)Celgene Corp. ...................................................................        836,200           44,594,546
        C.R. Bard Inc. ..................................................................      1,070,400           59,086,080
 (a),(b)CTI Molecular Imaging Inc. ......................................................        569,000            5,957,430
     (a)Cytyc Corp. .....................................................................      2,436,000           58,878,120
        Dentsply International Inc. .....................................................      1,296,900           63,068,247
 (a),(b)Exelixis Inc. ...................................................................      1,016,600            8,051,472
 (a),(b)Eyetech Pharmaceuticals Inc. ....................................................        416,500           15,452,150
     (a)INAMED Corp. ....................................................................        764,500           41,420,610
 (a),(b)InterMune Inc. ..................................................................        780,400            9,356,996
 (a),(b)Invitrogen Corp. ................................................................        621,900           32,637,312
 (a),(b)Ivax Corp. ......................................................................      1,354,600           32,307,210
 (a),(b)Medicines Co. ...................................................................        781,200           20,670,552
 (a),(b)MGI PHARMA Inc. .................................................................        570,400           15,976,904
 (a),(b)Millennium Pharmaceuticals Inc. .................................................      1,637,697           18,211,191
     (a)Neurocrine Biosciences Inc. .....................................................        200,000            9,314,000
 (a),(b)NPS Pharmaceuticals Inc. ........................................................        740,300           13,806,595
 (a),(b)OSI Pharmaceuticals Inc. ........................................................        831,700           49,985,170
        Pall Corp. ......................................................................      5,281,700          122,376,989


                                        Quarterly Statements of Investments | 39

FRANKLIN STRATEGIC SERIES

        ---------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                     SHARES              VALUE
        ---------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        HEALTH TECHNOLOGY (CONT.)
 (a),(b)Pharmion Corp. ..................................................................        117,000       $    5,250,960
     (a)Protein Design Labs Inc. ........................................................      1,630,600           26,415,720
     (a)Shire Pharmaceuticals Group PLC, ADR (United Kingdom) ...........................        532,261           14,147,497
 (a),(b)Tanox Inc. ......................................................................        400,000            6,268,000
 (a),(b)Telik Inc. ......................................................................        345,500            6,827,080
 (a),(b)Trimeris Inc. ...................................................................        321,600            3,688,752
     (a)Varian Medical Systems Inc. .....................................................      1,452,600          100,243,926
     (a)Vicuron Pharmaceuticals Inc. ....................................................        639,000            6,428,340
     (a)Waters Corp. ....................................................................      2,508,900          110,090,532
     (a)Watson Pharmaceuticals Inc. .....................................................      1,640,000           41,344,400
                                                                                                               --------------
                                                                                                                1,046,049,004
                                                                                                               --------------

        INDUSTRIAL SERVICES 4.4%
 (a),(b)Allied Waste Industries Inc. ....................................................      4,740,100           43,798,524
     (a)Core Laboratories NV (Netherlands) ..............................................      1,000,000           22,000,000
     (b)GlobalSantaFe Corp. .............................................................        892,400           24,451,760
     (a)Grey Wolf Inc. ..................................................................      7,186,700           32,268,283
 (a),(b)Oil States International Inc. ...................................................      1,564,500           25,751,670
     (a)Rowan Cos. Inc. .................................................................      1,963,200           47,941,344
     (a)Varco International Inc. ........................................................      4,478,281          108,240,052
 (a),(b)Waste Connections Inc. ..........................................................      1,850,850           53,415,531
                                                                                                               --------------
                                                                                                                  357,867,164
                                                                                                               --------------

        PROCESS INDUSTRIES 4.4%
        Bunge Ltd. ......................................................................      3,678,900          147,634,257
 (b),(d)Cabot Corp. .....................................................................      3,232,600          123,097,408
        Valspar Corp. ...................................................................      1,811,700           88,773,300
                                                                                                               --------------
                                                                                                                  359,504,965
                                                                                                               --------------

        PRODUCER MANUFACTURING 5.4%
        Autoliv Inc. (Sweden) ...........................................................      2,038,600           85,804,674
        Borg Warner Inc. ................................................................      2,326,600          109,792,254
     (b)Gentex Corp. ....................................................................      1,300,000           46,540,000
     (d)Gibraltar Steel Corp. ...........................................................        968,100           31,221,225
 (a),(d)Mettler-Toledo International Inc. (Switzerland) .................................      2,514,400          104,850,480
 (a),(c)Mirapoint Inc., 144A ............................................................        682,128                   --
        Oshkosh Truck Corp. .............................................................        495,800           26,262,526
        Pentair Inc. ....................................................................      1,258,800           39,425,616
                                                                                                               --------------
                                                                                                                  443,896,775
                                                                                                               --------------

        RETAIL TRADE 5.0%
     (a)Advance Auto Parts ..............................................................        995,600           36,956,672
 (a),(b)AutoZone Inc. ...................................................................        932,600           71,996,720
     (a)Dollar Tree Stores Inc. .........................................................      2,340,000           62,969,400


40 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

            -----------------------------------------------------------------------------------------------------------------
            FRANKLIN SMALL-MID CAP GROWTH FUND                                                 SHARES              VALUE
            -----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (CONT.)
            RETAIL TRADE (CONT.)
         (b)Family Dollar Stores Inc. ...................................................        830,500       $   23,137,730
     (a),(d)Gymboree Corp. ..............................................................      2,611,300           41,336,879
     (a),(b)Netflix.Com Inc. ............................................................        675,100           13,839,550
            Pier 1 Imports Inc. .........................................................      1,956,400           35,078,252
            Ross Stores Inc. ............................................................      1,102,000           25,511,300
         (b)Tiffany & Co. ...............................................................      1,292,100           46,192,575
     (a),(b)Tuesday Morning Corp. .......................................................      1,582,200           50,883,552
                                                                                                               --------------
                                                                                                                  407,902,630
                                                                                                               --------------

            TECHNOLOGY SERVICES 10.3%
            Adobe Systems Inc. ..........................................................      1,125,000           47,452,500
     (a),(b)Affiliated Computer Services Inc., A ........................................      1,222,017           63,422,682
     (a),(b)Agile Software Corp. ........................................................        991,800            7,378,992
         (a)Amdocs Ltd. .................................................................      3,257,500           70,687,750
     (a),(b)Anteon International Corp. ..................................................        149,500            4,655,430
     (a),(b)Ask Jeeves Inc. .............................................................      1,475,500           42,907,540
     (a),(b)CNET Networks Inc. ..........................................................      2,163,200           19,750,016
         (a)Cognizant Technology Solutions Corp., A .....................................      4,003,000          110,282,650
     (a),(b)Cognos Inc. (Canada) ........................................................        600,000           20,208,000
            Fair Isaac Inc. .............................................................      1,173,500           33,538,630
     (a),(b)FileNET Corp. ...............................................................        803,100           15,258,900
 (a),(b),(d)Hewitt Associates Inc. ......................................................      1,592,400           42,517,080
     (a),(b)Hyperion Solutions Corp. ....................................................      1,633,500           67,006,170
     (a),(b)InfoSpace Inc. ..............................................................        586,800           21,981,528
     (a),(b)Mcafee Inc. .................................................................      1,311,100           23,573,578
     (a),(b)Mercury Interactive Corp. ...................................................        996,300           36,424,728
     (a),(b)NetIQ Corp. .................................................................        505,200            4,814,556
         (a)Nuance Communications Inc. ..................................................      1,348,700            5,920,793
         (a)Peoplesoft Inc ..............................................................      4,209,500           75,855,190
     (a),(b)Quest Software Inc. .........................................................      1,728,000           20,839,680
     (a),(b)Red Hat Inc. ................................................................      1,332,000           22,803,840
         (a)Retek Inc. ..................................................................      1,382,100            5,611,326
     (a),(b)RSA Security Inc. ...........................................................      2,418,600           45,034,332
     (a),(b)VeriSign Inc. ...............................................................      1,288,600           22,563,386
         (a)Verity Inc. .................................................................      1,541,000           17,151,330
                                                                                                               --------------
                                                                                                                  847,640,607
                                                                                                               --------------

            TRANSPORTATION 2.6%
         (b)C.H. Robinson Worldwide Inc. ................................................      2,313,900          101,186,847
         (b)Expeditors International of Washington Inc. .................................      1,352,800           62,783,448
            J.B. Hunt Transport Services Inc. ...........................................      1,238,600           47,574,626
                                                                                                               --------------
                                                                                                                  211,544,921
                                                                                                               --------------
            TOTAL COMMON STOCKS (COST $7,172,987,775) ...................................                       8,106,244,104
                                                                                                               --------------


                                        Quarterly Statements of Investments | 41

FRANKLIN STRATEGIC SERIES

        ---------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                     SHARES              VALUE
        ---------------------------------------------------------------------------------------------------------------------
        PREFERRED STOCKS
        ELECTRONIC TECHNOLOGY
 (a),(c)Anda Networks, cvt. pfd., D .....................................................        364,431       $           --
 (a),(c)Kestrel Solutions, cvt. pfd., D .................................................        239,831                   --
                                                                                                               --------------
        TOTAL PREFERRED STOCKS (COST $8,124,998) ........................................                                  --
                                                                                                               --------------
        TOTAL LONG TERM INVESTMENTS (COST $7,181,112,773) ...............................                       8,106,244,104
                                                                                                               --------------

        SHORT TERM INVESTMENTS 9.1%
        MONEY FUND (COST $29,771,186) .4%
     (e)Franklin Institutional Fiduciary Trust Money Market Portfolio ...................     29,771,186           29,771,186
                                                                                                               --------------

                                                                                          ----------------
                                                                                          PRINCIPAL AMOUNT
                                                                                          ----------------
        REPURCHASE AGREEMENTS 8.7%
 (f),(g)Barclays Capital Inc., 1.37%, 8/02/04 (Maturity Value $154,756,667) .............  $ 154,739,000          154,739,000
          Collateralized by U.S. Government Agency Securities, 1.476% - 7.25%,
           10/05/04 - 3/15/31
 (f),(g)Bear, Stearns & Co. Inc., 1.37%, 8/02/04 (Maturity Value $260,029,683) ..........    260,000,000          260,000,000
          Collateralized by U.S. Government Agency Securities, 2.581% - 7.833%,
           5/01/14 - 2/01/44
 (f),(g)Goldman Sachs & Co., 1.37%, 8/02/04 (Maturity Value $149,386,052) ...............    149,369,000          149,369,000
          Collateralized by U.S. Government Agency Securities, 2.781% - 11.00%,
           12/01/06 - 5/01/40
 (f),(g)Morgan Stanley & Co. Inc., 1.38%, 8/02/04 (Maturity Value $150,017,250) .........    150,000,000          150,000,000
          Collateralized by U.S. Government Agency Securities, 2.518% - 6.50%,
           1/01/08 - 1/01/43
                                                                                                               --------------
        TOTAL REPURCHASE AGREEMENTS (COST $714,108,000) .................................                         714,108,000
                                                                                                               --------------
        TOTAL SHORT TERM INVESTMENTS (COST $743,879,186) ................................                         743,879,186
                                                                                                               --------------
        TOTAL INVESTMENTS (COST $7,924,991,959) 107.9% ..................................                       8,850,123,290
        OTHER ASSETS, LESS LIABILITIES (7.9)% ...........................................                        (648,857,496)
                                                                                                               --------------
        NET ASSETS 100.0% ...............................................................                      $8,201,265,794
                                                                                                               ==============

(a)   Non-income producing.

(b)   Security on loan.

(c)   See Note 2 regarding restricted securities.

(d)   See Note 3 regarding holdings of 5% voting securities.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(f)   Investments from cash collateral received for loaned securities.

(g) At July 31, 2004, all repurchase agreements had been entered into on July 30, 2004.


42 | See Notes to Statements of Investments.
| Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

        ---------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                           COUNTRY          SHARES/WARRANTS         VALUE
        ---------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS .1%
 (a),(b)Cambridge Industries Liquidating Trust Interest ..................    United States             516,372       $       2,582
     (a)ICG Communications Inc. ..........................................    United States               7,404               4,998
     (a)ICG Communications Inc., wts., 6/05/07 ...........................    United States               1,227                  12
     (a)Metrocall Holdings Inc. ..........................................    United States               9,005             603,785
     (a)VS Holdings ......................................................    United States              64,666               4,042
     (a)XO Communications Inc., wts., A, 1/16/10 .........................    United States               5,942               6,958
                                                                                                                      -------------
        TOTAL COMMON STOCKS AND WARRANTS (COST $946,125)..................                                                  622,377
                                                                                                                      -------------

        PREFERRED STOCK (COST $4,291,875) .6%
        HEALTH SERVICES
        Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08  ........       Germany              4,500,000           4,770,000
                                                                                                                      -------------

        CONVERTIBLE PREFERRED STOCKS 1.1%
        CONSUMER DURABLES .3%
        Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ................    United States              40,000           2,138,000
                                                                                                                      -------------

        ELECTRONIC TECHNOLOGY .3%
        Northrop Grumman Corp., 7.00%, pfd. ..............................    United States              20,000           2,620,000
                                                                                                                      -------------

        INDUSTRIAL SERVICES .2%
        Allied Waste Industries Inc., 6.25%, cvt. pfd. ...................    United States              21,000           1,133,580
                                                                                                                      -------------

        UTILITIES .3%
        FPL Group Inc., 8.50%, cvt. pfd. .................................    United States              45,000           2,552,400
                                                                                                                      -------------
        TOTAL CONVERTIBLE PREFERRED STOCKS (COST $7,803,252)..............                                                8,443,980
                                                                                                                      -------------

                                                                                               --------------------
                                                                                                PRINCIPAL AMOUNT(f)
                                                                                               --------------------
        BONDS 45.3%
        COMMERCIAL SERVICES 1.0%
        JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
          5/17/07, 10.67% thereafter, 5/15/13 ............................    United States     $     1,800,000           1,404,000
        JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .......    United States           2,500,000           2,762,500
        Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ..............    United States           3,000,000           3,112,500
                                                                                                                      -------------
                                                                                                                          7,279,000
                                                                                                                      -------------

        COMMUNICATIONS 6.1%
        AT&T Wireless Services Inc., senior note, 8.125%, 5/01/12 ........    United States           2,000,000           2,343,494
        Centennial Communications Corp., senior note, 144A, 8.125%,
          2/01/14 ........................................................    United States           4,000,000           3,730,000
        Dobson Communications Corp., senior note, 8.875%, 10/01/13 .......    United States           3,000,000           2,280,000
        Inmarsat Finance PLC, senior note, 144A, 7.625%, 6/30/12 .........    United Kingdom          3,000,000           2,910,000
        Intelsat Ltd., senior note, 6.50%, 11/01/13 ......................       Bermuda              3,500,000           3,128,468
        MCI Inc., senior note, 5.908%, 5/01/07 ...........................    United States           1,385,000           1,345,181
        MCI Inc., senior note, 6.688%, 5/01/09 ...........................    United States           1,385,000           1,279,394
        MCI Inc., senior note, 7.735%, 5/01/14 ...........................    United States           1,187,000           1,072,751
        Millicom International Cellular SA, senior note, 144A, 10.00%,
          12/01/13 .......................................................      Luxembourg            3,000,000           3,015,000
        Nextel Communications Inc., senior note, 7.375%, 8/01/15 .........    United States           5,000,000           5,275,000
        NTL Cable PLC, senior note, 144A, 8.75%, 4/15/14 .................    United Kingdom          2,000,000           2,085,000
     (c)Panamasat Corp., senior note, 144A, 9.00%, 8/15/14 ...............    United States           2,800,000           2,800,000
        Qwest Communications International Inc., senior note, 144A, 7.50%,
          2/15/14 ........................................................    United States           4,500,000           4,230,000


                                        Quarterly Statements of Investments | 43

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                               COUNTRY         PRINCIPAL AMOUNT(f)      VALUE
    -------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    COMMUNICATIONS (CONT.)
    Time Warner Telecom Holding, senior note, 144A, 9.25%, 2/15/14 .......    United States     $     1,000,000       $     960,000
    Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 ..............    United States           3,000,000           2,677,500
    Triton PCS Inc., senior note, 8.50%, 6/01/13 .........................    United States           3,000,000           2,805,000
    Verizon New York Inc., A, senior deb., 6.875%, 4/01/12 ...............    United States           4,500,000           4,890,542
                                                                                                                      -------------
                                                                                                                         46,827,330
                                                                                                                      -------------

    CONSUMER DURABLES 2.2%
    D.R. Horton Inc., senior note, 8.50%, 4/15/12 ........................    United States           4,500,000           5,073,750
    Ford Motor Credit Co., senior sub. note, 7.25%, 10/25/11 .............    United States           2,000,000           2,106,318
    General Motors, senior deb., 8.25%, 7/15/23 ..........................    United States           2,700,000           2,812,196
    General Motors, senior deb., 8.375%, 7/15/33 .........................    United States           1,800,000           1,887,068
    Simmons Co., senior sub. note, 144A, 7.875%, 1/15/14 .................    United States           3,000,000           3,060,000
    True Temper Sports Inc., senior sub. note, 8.375%, 9/15/11 ...........    United States           2,000,000           2,030,000
                                                                                                                      -------------
                                                                                                                         16,969,332
                                                                                                                      -------------

    CONSUMER NON-DURABLES .9%
    Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ...................    United States           2,700,000           2,875,500
 (c)Smithfield Foods Inc., senior note, 144A, 7.00%, 8/01/11 .............    United States           1,800,000           1,838,250
    Tyson Foods Inc., senior note, 8.25%, 10/01/11 .......................    United States           2,000,000           2,319,820
                                                                                                                      -------------
                                                                                                                          7,033,570
                                                                                                                      -------------

    CONSUMER SERVICES 9.6%
    Advanstar Communications Inc., senior secured note, 10.75%,
      8/15/10 ............................................................    United States           3,500,000           3,885,000
    Boyd Gaming Corp., senior sub. note, 144A, 6.75%, 4/15/14 ............    United States           4,000,000           3,865,000
    Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 .........    United States           1,000,000             987,500
    CanWest Media Inc., senior note, B, 7.625%, 4/15/13 ..................        Canada                500,000             523,750
    CanWest Media Inc., senior sub. note, 10.625%, 5/15/11 ...............        Canada              2,000,000           2,275,000
    Cendant Corp., senior note, 7.375%, 4/15/13 ..........................    United States           3,000,000           3,402,978
 (d)Century Communications Corp., senior disc. note, B, zero cpn.,
      1/15/08 ............................................................    United States           3,000,000           1,815,000
    Charter Communications Holdings II, senior note, 10.25%,
      9/15/10 ............................................................    United States           3,500,000           3,543,750
    Charter Communications Holdings LLC, senior disc. note, 9.92%,
      4/01/11 ............................................................    United States           1,000,000             752,500
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ......................    United States           3,500,000           3,333,750
    Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ...........    United States           2,000,000           2,380,000
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ................    United States           2,000,000           2,265,000
    DIRECTV Holdings/Finance, senior note, 8.375%, 3/15/13 ...............    United States           4,000,000           4,500,000
    EchoStar DBS Corp., senior note, 10.375%, 10/01/07 ...................    United States           2,000,000           2,130,000
    EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ....................    United States           2,600,000           2,593,500
    Emmis Operating Co., senior sub. note, 144A, 6.875%, 5/15/12 .........    United States           3,500,000           3,438,750
    Gaylord Entertainment Co., senior note, 8.00%, 11/15/13 ..............    United States           2,000,000           2,067,500
    Harrah's Operating Co. Inc., senior note, 144A, 5.50%, 7/01/10........    United States           4,500,000           4,508,001
    Lin Television Corp., senior note, 8.00%, 1/15/08 ....................    United States           1,500,000           1,593,750
    Lin Television Corp., senior sub. note, 6.50%, 5/15/13 ...............    United States           2,500,000           2,437,500
    Park Place Entertainment Corp., senior sub. note, 9.375%,
      2/15/07 ............................................................    United States           3,000,000           3,296,250
    Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .......    United States           2,000,000           2,000,000
    Pinnacle Entertainment Inc., senior sub. note, B, 9.25%, 2/15/07 .....    United States             171,000             176,130


44 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND                                                   COUNTRY         PRINCIPAL AMOUNT(f)      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
CONSUMER SERVICES (CONT.)
Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
  13.75% thereafter, 7/15/11 .............................................       Canada         $     3,000,000       $   2,827,500
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ................    United States           4,500,000           4,455,000
Station Casinos Inc., senior note, 6.00%, 4/01/12 ........................    United States             700,000             686,000
Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 ...................    United States             500,000             487,500
Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ..................    United States           2,300,000           2,248,250
Time Warner Inc., senior note, 6.75%, 4/15/11 ............................    United States           4,000,000           4,355,660
                                                                                                                      -------------
                                                                                                                         72,830,519
                                                                                                                      -------------

ELECTRONIC TECHNOLOGY 1.5%
Argo-Tech Corp., senior note, 144A, 9.25%, 6/01/11 .......................    United States           1,800,000           1,899,000
Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 .........      Singapore             2,000,000           1,975,000
Solectron Corp., senior note, 9.625%, 2/15/09 ............................    United States           2,500,000           2,750,000
Xerox Corp., senior note, 7.125%, 6/15/10 ................................    United States           4,500,000           4,635,000
                                                                                                                      -------------
                                                                                                                         11,259,000
                                                                                                                      -------------

ENERGY MINERALS .9%
Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ....................    United States           4,000,000           4,140,000
Plains Exploration & Production Co., senior note, 144A, 7.125%,
  6/15/14 ................................................................    United States           2,500,000           2,581,250
                                                                                                                      -------------
                                                                                                                          6,721,250
                                                                                                                      -------------

FINANCE 1.1%
Citigroup Inc., sub. note, 5.625%, 8/27/12 ...............................    United States           1,500,000           1,562,121
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ...............    United States           3,500,000           3,543,750
JP Morgan Chase & Co., sub. note, 5.75%, 1/02/13 .........................    United States           3,500,000           3,605,112
                                                                                                                      -------------
                                                                                                                          8,710,983
                                                                                                                      -------------

HEALTH SERVICES 1.3%
Medcath Holdings Corp., senior note, 144A, 9.875%, 7/15/12 ...............    United States           2,700,000           2,760,750
Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ....................    United States           4,500,000           4,038,750
United Surgical Partners, senior sub. note, 10.00%, 12/15/11 .............    United States           2,500,000           2,843,750
                                                                                                                      -------------
                                                                                                                          9,643,250
                                                                                                                      -------------

HEALTH TECHNOLOGY .4%
Wyeth, 6.45%, 2/01/24 ....................................................    United States           3,000,000           2,892,198
                                                                                                                      -------------

INDUSTRIAL SERVICES 2.0%
Allied Waste North America Inc., senior secured note, 6.50%,
  11/15/10 ...............................................................    United States           3,500,000           3,482,500
Grant Prideco Escrow, senior note, 9.00%, 12/15/09 .......................    United States           3,500,000           3,867,500
Hanover Equipment Trust 01, senior secured note, B, 8.75%,
  9/01/11 ................................................................    United States           4,000,000           4,330,000
URS Corp., senior note, 11.50%, 9/15/09 ..................................    United States           2,841,000           3,267,150
                                                                                                                      -------------
                                                                                                                         14,947,150
                                                                                                                      -------------

NON-ENERGY MINERALS 1.5%
Century Aluminum Co., first mortgage, senior secured note, 11.75%,
  4/15/08 ................................................................    United States           3,500,000           3,941,875
Glencore Funding LLC, 144A, 6.00%, 4/15/14 ...............................    United States           4,000,000           3,765,540
Ispat Inland ULC, senior secured note, 144A, 9.75%, 4/01/14 ..............    United States           3,500,000           3,631,250
                                                                                                                      -------------
                                                                                                                         11,338,665
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 45

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                               COUNTRY         PRINCIPAL AMOUNT(f)      VALUE
    -------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    PROCESS INDUSTRIES 4.9%
    BCP Caylux Holding Lux SCA, senior sub. note, 144A, 9.625%,
      6/15/14 ............................................................    United States     $     4,000,000       $   4,190,000
    Buckeye Technologies Inc., senior note, 8.50%, 10/01/13 ..............    United States           2,500,000           2,581,250
    Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 ..................    United States           4,500,000           5,242,500
    Graham Packaging Co., senior disc. note, B, 10.75%, 1/15/09 ..........    United States           1,000,000           1,045,000
    Graham Packaging Co., senior sub. note, B, 8.75%, 1/15/08 ............    United States           2,000,000           2,070,000
    Huntsman ICI Holdings LLC, senior disc. note, zero cpn.,
      12/31/09 ...........................................................    United States           6,500,000           3,282,500
    Lyondell Chemical Co., senior secured note, B, 9.875%, 5/01/07 .......    United States           2,000,000           2,107,500
    Nalco Co., senior sub. note, 144A, 8.875%, 11/15/13 ..................    United States           4,500,000           4,747,500
    Owens-Illinois Inc., senior note, 7.80%, 5/15/18 .....................    United States           4,500,000           4,353,750
    Rhodia SA, senior note, 144A, 10.25%, 6/01/10 ........................        France              4,000,000           4,100,000
    Stone Container Corp., senior note, 8.375%, 7/01/12 ..................    United States           3,000,000           3,225,000
                                                                                                                      -------------
                                                                                                                         36,945,000
                                                                                                                      -------------

    PRODUCER MANUFACTURING 3.6%
    Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 .............    United States           4,500,000           4,893,750
    Cummins Inc., senior note, 9.50%, 12/01/10 ...........................    United States           3,000,000           3,465,000
    Hutchison Whampoa International Ltd., senior note, 144A, 6.25%,
      1/24/14 ............................................................      Hong Kong             4,500,000           4,438,075
    Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .....................    United Kingdom          3,000,000           3,037,500
    Le Grand SA, senior note, 10.50%, 2/15/13 ............................        France              3,000,000           3,465,000
    Milacron Escrow Corp., senior secured note, 144A, 11.50%,
      5/15/11 ............................................................    United States           3,500,000           3,657,500
    TRW Automotive Inc., senior note, 9.375%, 2/15/13 ....................    United States           3,728,000           4,268,560
    TRW Automotive Inc., senior sub. note, 11.00%, 2/15/13 ...............    United States             413,000             497,665
                                                                                                                      -------------
                                                                                                                         27,723,050
                                                                                                                      -------------

    REAL ESTATE INVESTMENT TRUSTS 1.1%
    Boston Properties Inc., senior note, 5.00%, 6/01/15 ..................    United States           4,000,000           3,750,604
    Host Marriott LP, senior note, 9.25%, 10/01/07 .......................    United States           4,000,000           4,430,000
 (c)Host Marriott LP, senior note, 144A, 7.00%, 8/15/12 ..................    United States             500,000             496,250
                                                                                                                      -------------
                                                                                                                          8,676,854
                                                                                                                      -------------

    RETAIL TRADE 1.0%
    Rite Aid Corp., 7.70%, 2/15/27 .......................................    United States           3,500,000           3,062,500
    Stater Brothers Holdings, senior note, 144A, 8.125%, 6/15/12 .........    United States           4,200,000           4,315,500
                                                                                                                      -------------
                                                                                                                          7,378,000
                                                                                                                      -------------

    TECHNOLOGY SERVICES .5%
    UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ...................    United States           3,500,000           3,727,500
                                                                                                                      -------------

    TRANSPORTATION 1.0%
    CP Ships Ltd., senior note, 10.375%, 7/15/12 .........................        Canada              3,500,000           4,042,500
    Laidlaw International Inc., senior note, 10.75%, 6/15/11 .............    United States           3,000,000           3,337,500
    Ultrapetrol Ltd., first mortgage, 10.50%, 4/01/08 ....................      Argentina               700,000             595,000
                                                                                                                      -------------
                                                                                                                          7,975,000
                                                                                                                      -------------

    UTILITIES 4.7%
    AES Corp., senior secured note, 144A, 9.00%, 5/15/15 .................    United States           3,500,000           3,841,250
    Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ................    United States           4,000,000           4,040,000
    Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 .............    United States           4,500,000           3,622,500


46 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                               COUNTRY         PRINCIPAL AMOUNT(f)      VALUE
    -------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    UTILITIES (CONT.)
    Centerpoint Energy Inc., senior note, 6.85%, 6/01/15 .................    United States     $     3,000,000       $   3,205,230
    Centerpoint Energy Inc., senior note, B, 7.25%, 9/01/10 ..............    United States           1,500,000           1,646,811
    Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ....................    United States           4,000,000           3,970,000
    Midwest Generation LLC, senior secured note, 144A, 8.75%,
      5/01/34 ............................................................    United States           3,500,000           3,727,500
    Pacific Gas & Electric Co., first mortgage, 4.20%, 3/01/11 ...........    United States           4,500,000           4,350,627
    Utilicorp United Inc., senior note, 9.95%, 2/01/11 ...................    United States           3,500,000           3,570,000
    Williams Cos. Inc., senior note, 8.625%, 6/01/10 .....................    United States           3,500,000           3,946,250
                                                                                                                      -------------
                                                                                                                         35,920,168
                                                                                                                      -------------
    TOTAL BONDS (COST $331,902,286).......................................                                              344,797,819
                                                                                                                      -------------

    CONVERTIBLE BONDS .6%
    CONSUMER SERVICES .3%
    Liberty Media Corp. into Motorola, senior deb., cvt., 3.50%,
      1/15/31 ............................................................    United States           3,000,000           2,606,250
                                                                                                                      -------------

    ELECTRONIC TECHNOLOGY .3%
    Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 .................    United States           2,000,000           1,995,000
                                                                                                                      -------------
    TOTAL CONVERTIBLE BONDS (COST $4,473,254).............................                                                4,601,250
                                                                                                                      -------------

    ASSET-BACKED SECURITIES 1.6%
    Chase Funding Mortgage Loan Asset-Backed Certificates, 2003-6,
      1A4, 4.499%, 8/25/30 ...............................................    United States           3,500,000           3,448,466
    Citifinancial Mortgage Securities Inc., 2003-1, AF3, 4.001%,
      1/25/33 ............................................................    United States           1,000,000           1,009,897
    Delta Home Equity, 1998-2, A6F, 6.37%, 7/15/28 .......................    United States             351,184             361,038
    Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 .............    United States             526,877             526,338
    Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%,
      4/15/11 ............................................................    United States           1,541,687           1,528,579
    Residential Asset Mortgage Products Inc., 2004-RS3, AI3, 4.237%,
      6/25/31 ............................................................    United States           4,000,000           3,856,535
    Residential Asset Securities Corp., 1999-KS1, AI8, 6.32%,
      4/25/30 ............................................................    United States             436,758             448,475
    Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
      4/25/32 ............................................................    United States             750,000             732,045
                                                                                                                      -------------
    TOTAL ASSET-BACKED SECURITIES (COST $12,013,983)......................                                               11,911,373
                                                                                                                      -------------

    U.S. GOVERNMENT AND AGENCY SECURITIES 13.9%
    U.S. GOVERNMENT AGENCIES/MORTGAGES 10.2%
    FHLMC, 7.00%, 1/01/09 ................................................    United States               1,747               1,850
    FHLMC, 6.50%, 4/01/11 ................................................    United States               2,879               3,051
    FHLMC, 7.00%, 9/01/11 ................................................    United States               3,433               3,640
    FHLMC, 5.50%, 7/01/17 ................................................    United States             389,992             401,283
    FHLMC, 5.50%, 10/01/17 ...............................................    United States             600,228             617,606
    FHLMC, 5.00%, 12/01/17 ...............................................    United States             912,327             920,212
 (c)FHLMC, 5.00%, 8/01/18 ................................................    United States           1,000,000           1,006,562
    FHLMC, 4.50%, 10/01/18 ...............................................    United States             919,458             906,758
    FHLMC, 4.50%, 2/01/19 ................................................    United States           2,655,135           2,614,123


                                        Quarterly Statements of Investments | 47

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                               COUNTRY         PRINCIPAL AMOUNT(f)      VALUE
    -------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
    U.S. GOVERNMENT AGENCIES/MORTGAGES (CONT.)
 (c)FHLMC, 5.50%, 8/01/19 ................................................    United States     $     2,000,000       $   2,053,124
    FHLMC, 7.00%, 9/01/21 ................................................    United States             217,653             230,952
    FHLMC, 6.50%, 10/01/21 ...............................................    United States             289,339             304,007
    FHLMC, 7.50%, 4/01/24 ................................................    United States                 940               1,014
    FHLMC, 9.00%, 12/01/24 ...............................................    United States               1,172               1,319
    FHLMC, 7.00%, 11/01/25 ...............................................    United States               1,553               1,651
    FHLMC, 8.00%, 11/01/25 ...............................................    United States               3,020               3,301
    FHLMC, 6.50%, 12/01/25 ...............................................    United States               3,496               3,672
    FHLMC, 7.50%, 1/01/26 ................................................    United States               1,884               2,030
    FHLMC, 8.00%, 1/01/26 ................................................    United States                 697                 761
    FHLMC, 6.50%, 3/01/26 ................................................    United States               8,223               8,633
    FHLMC, 7.50%, 1/01/27 ................................................    United States                 537                 578
    FHLMC, 6.50%, 11/01/27 ...............................................    United States             468,000             492,182
    FHLMC, 7.00%, 4/01/28 ................................................    United States              60,668              64,379
    FHLMC, 7.00%, 5/01/28 ................................................    United States              21,074              22,351
    FHLMC, 6.50%, 6/01/29 ................................................    United States              63,934              66,951
 (c)FHLMC, 6.00%, 8/01/30 ................................................    United States           7,224,176           7,409,295
    FHLMC, 7.50%, 1/01/31 ................................................    United States             135,240             145,250
    FHLMC, 6.50%, 5/01/31 ................................................    United States             242,385             253,692
    FHLMC, 7.00%, 1/01/32 ................................................    United States              98,905             104,745
    FHLMC, 7.00%, 8/01/32 ................................................    United States             358,736             380,017
    FHLMC, 5.50%, 6/01/33 ................................................    United States             855,252             860,241
 (c)FHLMC, 5.50%, 8/01/33 ................................................    United States           1,000,000           1,003,438
    FHLMC, 5.00%, 3/01/34 ................................................    United States           7,868,258           7,674,362
    FNMA, 7.50%, 10/01/07 ................................................    United States               4,427               4,612
    FNMA, 6.50%, 2/01/09 .................................................    United States               3,566               3,780
    FNMA, 6.50%, 4/01/11 .................................................    United States               1,943               2,057
    FNMA, 6.00%, 4/01/13 .................................................    United States             154,244             161,446
    FNMA, 6.50%, 6/01/13 .................................................    United States              78,237              82,871
    FNMA, 5.50%, 3/01/14 .................................................    United States             295,491             305,048
    FNMA, 5.50%, 6/01/14 .................................................    United States             465,621             480,680
    FNMA, 7.50%, 10/01/14 ................................................    United States              54,245              57,820
    FNMA, 6.00%, 7/01/16 .................................................    United States             168,693             176,361
    FNMA, 6.00%, 10/01/16 ................................................    United States             400,082             418,268
    FNMA, 5.00%, 1/01/18 .................................................    United States           1,321,178           1,334,199
    FNMA, 5.00%, 4/01/18 .................................................    United States             799,092             806,967
    FNMA, 5.00%, 6/01/18 .................................................    United States           1,602,580           1,617,104
    FNMA, 6.50%, 1/01/24 .................................................    United States               7,854               8,248
    FNMA, 7.00%, 5/01/24 .................................................    United States               1,288               1,372
    FNMA, 8.00%, 1/01/25 .................................................    United States               1,387               1,516
    FNMA, 9.00%, 5/01/25 .................................................    United States               1,755               1,973
    FNMA, 8.50%, 7/01/25 .................................................    United States               3,166               3,486
    FNMA, 8.00%, 12/01/25 ................................................    United States              51,354              56,195
    FNMA, 7.00%, 1/01/26 .................................................    United States               2,141               2,276
    FNMA, 7.00%, 3/01/26 .................................................    United States               5,673               6,026
    FNMA, 8.00%, 5/01/26 .................................................    United States               1,308               1,429
    FNMA, 8.00%, 6/01/26 .................................................    United States                 543                 593


48 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                               COUNTRY         PRINCIPAL AMOUNT(f)      VALUE
    -------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
    U.S. GOVERNMENT AGENCIES/MORTGAGES (CONT.)
    FNMA, 7.50%, 10/01/26 ................................................    United States     $           199       $         214
    FNMA, 8.00%, 1/01/27 .................................................    United States               1,171               1,278
    FNMA, 7.00%, 4/01/27 .................................................    United States              61,959              65,742
    FNMA, 6.50%, 3/01/28 .................................................    United States             270,137             282,715
    FNMA, 7.00%, 5/01/28 .................................................    United States              75,907              80,499
    FNMA, 6.50%, 6/01/28 .................................................    United States             752,858             787,912
    FNMA, 7.00%, 6/01/28 .................................................    United States             220,989             234,358
    FNMA, 6.50%, 12/01/28 ................................................    United States             122,448             128,149
    FNMA, 7.50%, 12/01/28 ................................................    United States               3,483               3,731
    FNMA, 7.00%, 2/01/29 .................................................    United States             386,939             410,565
    FNMA, 7.50%, 10/01/29 ................................................    United States             121,675             130,366
    FNMA, 6.50%, 4/01/31 .................................................    United States              57,707              60,313
    FNMA, 6.50%, 8/01/31 .................................................    United States             516,874             540,215
    FNMA, 7.00%, 7/01/32 .................................................    United States             214,473             227,110
 (c)FNMA, 6.50%, 8/01/32 .................................................    United States           2,320,013           2,424,836
    FNMA, 6.00%, 8/15/32 .................................................    United States           2,820,094           2,893,242
    FNMA, 5.50%, 9/01/33 .................................................    United States             925,591             930,427
    FNMA, 5.50%, 10/01/33 ................................................    United States           1,679,593           1,688,368
    FNMA, 5.50%, 11/01/33 ................................................    United States           5,958,233           5,989,363
    FNMA, 5.00%, 4/01/34 .................................................    United States           2,420,559           2,366,683
    FNMA, 5.00%, 5/01/34 .................................................    United States           1,461,655           1,426,729
    FNMA, 5.50%, 5/01/34 .................................................    United States           1,487,230           1,493,056
    FNMA, 5.00%, 6/01/34 .................................................    United States              29,775              29,063
    GNMA, 7.00%, 7/15/08 .................................................    United States             164,386             174,995
    GNMA, 7.50%, 8/20/16 .................................................    United States              74,785              80,572
    GNMA, 7.50%, 8/20/17 .................................................    United States             135,655             146,533
    GNMA, 7.50%, 9/15/23 .................................................    United States               1,371               1,482
    GNMA, 6.50%, 3/15/24 .................................................    United States               5,623               5,924
    GNMA, 8.00%, 6/15/24 .................................................    United States                 870                 959
    GNMA, 8.50%, 8/15/24 .................................................    United States                 546                 601
    GNMA, 9.00%, 1/15/25 .................................................    United States               1,682               1,887
    GNMA, 8.00%, 2/15/25 .................................................    United States               1,460               1,608
    GNMA, 9.50%, 6/15/25 .................................................    United States               2,698               3,046
    GNMA, 7.50%, 1/15/26 .................................................    United States               4,277               4,612
    GNMA, 7.50%, 2/15/26 .................................................    United States               3,495               3,768
    GNMA, 8.00%, 6/15/26 .................................................    United States               6,873               7,547
    GNMA, 8.00%, 7/15/26 .................................................    United States               4,426               4,860
    GNMA, 8.50%, 7/15/26 .................................................    United States                 351                 385
    GNMA, 8.00%, 9/15/26 .................................................    United States              22,379              24,574
    GNMA, 8.00%, 12/15/26 ................................................    United States              19,176              21,057
    GNMA, 7.50%, 5/15/27 .................................................    United States              78,970              85,109
    GNMA, 8.00%, 9/15/27 .................................................    United States              50,261              55,092
    GNMA, 7.00%, 11/15/27 ................................................    United States              77,598              82,684
    GNMA, 8.00%, 4/15/28 .................................................    United States              47,958              52,539
    GNMA, 7.00%, 5/15/28 .................................................    United States               7,896               8,405
    GNMA, 6.50%, 12/15/28 ................................................    United States              47,560              49,888
    GNMA, 6.50%, 2/15/29 .................................................    United States             141,082             147,898


                                        Quarterly Statements of Investments | 49

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                               COUNTRY         PRINCIPAL AMOUNT(f)      VALUE
    -------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
    U.S. GOVERNMENT AGENCIES/MORTGAGES (CONT.)
    GNMA, 6.50%, 12/20/30 ................................................    United States     $       341,608       $     357,526
    GNMA, 7.00%, 7/15/31 .................................................    United States              67,396              71,655
    GNMA, 6.50%, 7/20/31 .................................................    United States             154,466             161,630
    GNMA, 6.50%, 10/20/31 ................................................    United States             612,932             641,358
    GNMA, 6.50%, 11/15/31 ................................................    United States             653,768             685,108
    GNMA, 6.50%, 12/20/31 ................................................    United States             329,238             344,507
    GNMA, 6.50%, 3/15/32 .................................................    United States             113,072             118,486
    GNMA, 7.50%, 4/20/32 .................................................    United States             665,930             715,439
    GNMA, 6.00%, 1/15/33 .................................................    United States           1,156,277           1,191,233
    GNMA, 7.00%, 1/20/33 .................................................    United States           2,017,677           2,141,130
    GNMA, 5.50%, 2/15/33 .................................................    United States             548,046             552,693
    GNMA, 5.50%, 6/15/33 .................................................    United States           3,328,439           3,356,663
    GNMA, 5.00%, 9/20/33 .................................................    United States           1,811,506           1,777,735
    GNMA, 5.00%, 11/20/33 ................................................    United States           1,902,566           1,866,165
    GNMA, 5.50%, 6/15/34 .................................................    United States           2,294,824           2,312,138
    GNMA, 5.50%, 6/20/34 .................................................    United States           1,995,482           2,007,425
 (c)GNMA, 5.00%, 8/15/34 .................................................    United States           2,600,000           2,546,375
    GNMA II, 6.50%, 7/20/28 ..............................................    United States             122,646             128,530
                                                                                                                      -------------
                                                                                                                         77,234,112
                                                                                                                      -------------

    OTHER U.S. GOVERNMENT AND AGENCIES SECURITIES 1.5%
    FHLMC, 2.875%, 12/15/06 ..............................................    United States           2,000,000           1,990,512
    FHLMC, 6.00%, 6/15/11 ................................................    United States           4,900,000           5,312,599
    FNMA, 6.625%, 11/15/10 ...............................................    United States           1,850,000           2,072,707
    FNMA, 6.625%, 11/15/30 ...............................................    United States           2,000,000           2,242,878
                                                                                                                      -------------
                                                                                                                         11,618,696
                                                                                                                      -------------

    U.S. GOVERNMENT SECURITIES 2.2%
    U.S. Treasury Note, 2.375%, 8/15/06 ..................................    United States           2,000,000           1,987,814
    U.S. Treasury Note, 3.00%, 11/15/07 ..................................    United States           5,500,000           5,469,712
    U.S. Treasury Note, 5.625%, 5/15/08 ..................................    United States           3,000,000           3,239,298
    U.S. Treasury Note, 4.00%, 11/15/12 ..................................    United States           1,850,000           1,810,689
    U.S. Treasury Note, 4.25%, 8/15/13 ...................................    United States           4,500,000           4,441,293
                                                                                                                      -------------
                                                                                                                         16,948,806
                                                                                                                      -------------

    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $105,946,957).................................................                                              105,801,614
                                                                                                                      -------------

    FOREIGN GOVERNMENT AND AGENCY SECURITIES 30.5%
    New South Wales Treasury Corp., 6.50%, 5/01/06 .......................      Australia             6,350,000 AUD       4,513,162
    New South Wales Treasury Corp., 8.00%, 3/01/08 .......................      Australia             4,910,000 AUD       3,683,442
    New South Wales Treasury Corp., 6.00%, 5/01/12 .......................      Australia               640,000 AUD         447,732
    Queensland Treasury Corp., 6.50%, 6/14/05 ............................      Australia             1,180,000 AUD         833,460
    Queensland Treasury Corp., 6.00%, 7/14/09 ............................      Australia             3,120,000 AUD       2,205,255
    Queensland Treasury Corp., 6.00%, 8/14/13 ............................      Australia             3,530,000 AUD       2,475,395
    Republic of Austria, 4.00%, 7/15/09 ..................................       Austria                520,000 EUR         638,878
    Republic of Austria, 5.00%, 7/15/12 ..................................       Austria                190,000 EUR         243,028
    Republic of Austria, 4.65%, 1/15/18 ..................................       Austria              3,000,000 EUR       3,664,508
    Kingdom of Belgium, 7.75%, 10/15/04 ..................................       Belgium              2,023,000 EUR       2,462,380


50 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND                                                   COUNTRY         PRINCIPAL AMOUNT(f)      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
Kingdom of Belgium, 4.75%, 9/28/06 .......................................       Belgium                260,000 EUR   $     326,166
Kingdom of Belgium, 5.00%, 9/28/12 .......................................       Belgium                970,000 EUR       1,240,937
Republic of Brazil, RG, FRN, 2.125%, 4/15/12 .............................        Brazil        $     5,807,081           5,014,222
Republic of Bulgaria, 144A, 8.25%, 1/15/15 ...............................       Bulgaria             4,212,000           4,973,665
Government of Canada, 3.00%, 6/01/06 .....................................        Canada                 80,000 CAD          60,009
Government of Canada, 6.00%, 6/01/11 .....................................        Canada                593,000 CAD         483,705
Government of Canada, 5.25%, 6/01/12 .....................................        Canada                250,000 CAD         195,162
Republic of Colombia, 10.00%, 1/23/12 ....................................       Colombia             2,260,000           2,440,800
Republic of Colombia, 10.75%, 1/15/13 ....................................       Colombia               270,000             302,670
Republic of Colombia, 11.75%, 2/25/20 ....................................       Colombia             1,120,000           1,292,760
Kingdom of Denmark, 5.00%, 8/15/05 .......................................       Denmark              4,070,000 DKK         676,049
Kingdom of Denmark, 6.00%, 11/15/09 ......................................       Denmark              4,020,000 DKK         721,154
Kingdom of Denmark, 5.00%, 11/15/13 ......................................       Denmark             10,970,000 DKK       1,862,054
Government of Finland , 5.00%, 7/04/07 ...................................       Finland                830,000 EUR       1,054,137
Government of Finland, 5.75%, 2/23/11 ....................................       Finland                150,000 EUR         200,523
Government of Finland, 5.375%, 7/04/13 ...................................       Finland              1,820,000 EUR       2,389,599
Government of France, 4.00%, 4/25/13 .....................................        France              3,940,000 EUR       4,699,738
Federal Republic of Germany, 3.75%, 1/04/09 ..............................       Germany              1,380,000 EUR       1,685,042
Federal Republic of Germany, 4.50%, 7/04/09 ..............................       Germany              1,674,000 EUR       2,105,701
Hellenic Republic, 4.65%, 4/19/07 ........................................        Greece                 50,000 EUR          62,840
Hellenic Republic, 6.50%, 10/22/19 .......................................        Greece                420,000 EUR         601,415
Government of Hungary, 8.50%, 10/12/05 ...................................       Hungary            847,360,000 HUF       3,990,046
Indonesia Recapital Bond, 14.00%, 6/15/09 ................................      Indonesia        14,125,000,000 IDR       1,722,523
Indonesia Recapital Bond, 13.15%, 3/15/10 ................................      Indonesia        25,625,000,000 IDR       3,033,062
Indonesia Recapital Bond, 14.275%, 12/15/13 ..............................      Indonesia        17,365,000,000 IDR       2,130,128
Government of Italy, 6.75%, 2/01/07 ......................................        Italy               1,513,216 EUR       1,989,626
Government of Italy, 5.00%, 5/01/08 ......................................        Italy                 337,000 EUR         430,237
Government of Italy, 4.50%, 5/01/09 ......................................        Italy                 230,000 EUR         288,594
United Mexican States, 9.875%, 2/01/10 ...................................        Mexico              1,800,000           2,189,817
United Mexican States, 8.375%, 1/14/11 ...................................        Mexico              6,820,000           7,830,212
United Mexican States, 8.125%, 12/30/19 ..................................        Mexico              1,389,000           1,534,845
Government of Netherlands, 8.50%, 6/01/06 ................................     Netherlands            1,619,707 EUR       2,151,679
Government of Netherlands, 5.75%, 2/15/07 ................................     Netherlands              210,000 EUR         270,350
Government of Netherlands, 3.75%, 7/15/09 ................................     Netherlands              170,000 EUR         206,677
Government of Netherlands, 5.00%, 7/15/12 ................................     Netherlands              220,000 EUR         281,767
Government of Netherlands, 4.25%, 7/15/13 ................................     Netherlands              150,000 EUR         181,622
Government of New Zealand, 6.50%, 2/15/06 ................................     New Zealand            2,310,000 NZD       1,471,327
Government of New Zealand, 8.00%, 11/15/06 ...............................     New Zealand            5,020,000 NZD       3,303,431
Government of New Zealand, 7.00%, 7/15/09 ................................     New Zealand           13,410,000 NZD       8,767,564
Government of New Zealand, 6.00%, 11/15/11 ...............................     New Zealand            2,691,000 NZD       1,674,735
Government of New Zealand, 6.50%, 4/15/13 ................................     New Zealand            7,590,000 NZD       4,862,040
Kingdom of Norway, 5.75%, 11/30/04 .......................................        Norway             25,180,000 NOK       3,640,474
Kingdom of Norway, 6.75%, 1/15/07 ........................................        Norway             10,200,000 NOK       1,588,575
Norwegian Treasury Bill, 6/15/05 .........................................        Norway              2,300,000 NOK         322,684
Republic of Panama, 8.875%, 9/30/27 ......................................        Panama                 20,000              20,200
Republic of Panama, 9.375%, 4/01/29 ......................................        Panama                313,000             346,647
Republic of Peru, 9.125%, 1/15/08 ........................................         Peru                  10,000              11,050
Republic of Peru, 9.875%, 2/06/15 ........................................         Peru                 390,000             419,737


                                        Quarterly Statements of Investments | 51

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                               COUNTRY         PRINCIPAL AMOUNT(f)      VALUE
    -------------------------------------------------------------------------------------------------------------------------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
    Republic of Peru, FRN, 5.00%, 3/07/17 ................................         Peru         $       783,510       $     687,530
    Republic of Philippines, 9.875%, 3/16/10 .............................     Philippines            1,500,000           1,646,250
    Republic of Philippines, 9.00%, 2/15/13 ..............................     Philippines            7,220,000           7,400,500
    Republic of Poland, 8.50%, 11/12/06 ..................................        Poland             18,100,000 PLN       5,047,788
    Republic of Poland, 8.50%, 5/12/07 ...................................        Poland              7,900,000 PLN       2,220,268
    Russian Federation, Reg S, 11.00%, 7/24/18 ...........................        Russia              4,000,000           5,065,840
    Russian Federation, Reg S, 5.00% to 3/31/07, 7.50% thereafter,
      3/31/30 ............................................................        Russia             18,498,000          17,029,259
    Russian Federation, 144A, 5.00% to 3/31/07, 7.50% thereafter,
      3/31/30 ............................................................        Russia              1,410,000           1,298,046
    Republic of South Africa, 7.375%, 4/25/12 ............................     South Africa              10,000              11,015
    Republic of South Africa, 8.50%, 6/23/17 .............................     South Africa             740,000             857,969
    Korea Treasury Bond, 4.50%, 3/05/06 ..................................     South Korea        5,700,000,000 KRW       4,994,957
    Korea Treasury Bond, 4.50%, 9/03/06 ..................................     South Korea        2,000,000,000 KRW       1,756,337
    Korea Treasury Bond, 6.90%, 1/16/07 ..................................     South Korea        1,000,000,000 KRW         912,775
    Korea Treasury Bond, 4.75%, 3/12/08 ..................................     South Korea       15,130,000,000 KRW      13,411,028
    Government of Spain, 5.15%, 7/30/09 ..................................        Spain                 590,000 EUR         762,779
    Government of Spain, 5.00%, 7/30/12 ..................................        Spain               1,670,000 EUR       2,139,273
    Kingdom of Sweden, 3.50%, 4/20/06 ....................................        Sweden             36,600,000 SEK       4,822,673
    Kingdom of Sweden, 8.00%, 8/15/07 ....................................        Sweden             15,300,000 SEK       2,253,976
    Kingdom of Sweden, 5.00%, 1/28/09 ....................................        Sweden             45,000,000 SEK       6,136,810
    Kingdom of Sweden, 5.50%, 10/08/12 ...................................        Sweden             24,960,000 SEK       3,489,063
    Government of Thailand, 8.50%, 10/14/05 ..............................       Thailand           494,000,000 THB      12,881,092
    Government of Thailand, 8.00%, 12/08/06 ..............................       Thailand            73,800,000 THB       2,011,457
    Government of Thailand, 4.125%, 2/12/08 ..............................       Thailand            51,000,000 THB       1,277,228
    Government of Thailand, 8.50%, 12/08/08 ..............................       Thailand            41,000,000 THB       1,193,336
 (c)Republic of Ukraine, FRN, 5.3613%, 8/05/09 ..................... . ...       Ukraine              2,250,000           2,250,000
    Republic of Ukraine, 144A, 6.875%, 3/04/11 ...........................       Ukraine              2,200,000           2,095,170
    Republic of Ukraine, 144A, 7.65%, 6/11/13 ............................       Ukraine              9,290,000           8,946,456
    United Kingdom, 7.50%, 12/07/06 ......................................    United Kingdom          2,081,000 GBP       3,989,101
    Republic of Venezuela, 10.75%, 9/19/13 ...............................      Venezuela               700,000             721,437
    Republic of Venezuela, 9.25%, 9/15/27 ................................      Venezuela             6,326,000           5,628,179
    Republic of Vietnam, 4.00%, 3/12/16 ..................................       Vietnam              1,370,000           1,251,791
                                                                                                                      -------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $215,711,825).................................................                                              232,404,620
                                                                                                                      -------------

    MUNICIPAL BONDS 1.4%
    California State GO, 5.00%, 2/01/33 ..................................    United States           3,400,000           3,304,426
    California State GO, 5.50%, 11/01/33 .................................    United States           7,000,000           7,208,880
                                                                                                                      -------------
    TOTAL MUNICIPAL BONDS (COST $10,523,627)..............................                                               10,513,306
                                                                                                                      -------------
    TOTAL LONG TERM INVESTMENTS (COST $693,613,184).......................                                              723,866,339
                                                                                                                      -------------


52 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                               COUNTRY             SHARES               VALUE
    -------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $41,534,498) 5.5%
    MONEY FUND
 (e)Franklin Institutional Fiduciary Trust Money Market Portfolio ........    United States          41,534,498       $  41,534,498
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $735,147,682) 100.6% .........................                                              765,400,837
    OTHER ASSETS, LESS LIABILITIES (.6)% .................................                                               (4,640,918)
                                                                                                                      -------------
    NET ASSETS 100.0% ....................................................                                            $ 760,759,919
                                                                                                                      =============

CURRENCY ABBREVIATIONS | AUD - Australian Dollar | CAD - Canadian Dollar | DKK - Danish Krone | EUR - Euro
                         GBP - British Pound | HUF - Hungarian Forint | IDR - Indonesian Rupiah
                         KRW - South Korean Won | NOK - Norwegian Krone | NZD - New Zealand Dollar
                         PLN - Polish Zlotych | SEK - Swedish Krona | THB - Thai Baht

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c) Security purchased on a when-issued, delayed delivery or to-be-announced basis.

(d)   Defaulted security.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(f)   The principal amount is stated in U.S. dollars unless otherwise indicated.


                                           Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 53

                       This page intentionally left blank.


54 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

    -------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TECHNOLOGY FUND                                                      COUNTRY                SHARES            VALUE
    -------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 93.0%
    COMMUNICATIONS EQUIPMENT 12.7%
    ADTRAN Inc. ..........................................................    United States              24,300       $     649,053
 (a)Avaya Inc. ...........................................................    United States              34,100             499,565
 (a)Avocent Corp. ........................................................    United States              27,300             817,362
 (a)Cisco Systems Inc. ...................................................    United States              53,800           1,122,268
 (a)Comverse Technology Inc. .............................................    United States              46,200             788,172
 (a)F5 Networks Inc. .....................................................    United States              22,600             591,894
    QUALCOMM Inc. ........................................................    United States               8,500             587,180
 (a)Spirent PLC ..........................................................    United Kingdom            473,100             473,169
 (a)Telefonaktiebolaget LM Ericsson AB, B, ADR ...........................        Sweden                 18,300             488,793
                                                                                                                      -------------
                                                                                                                          6,017,456
                                                                                                                      -------------

    COMPUTERS & PERIPHERALS 8.4%
 (a)Dell Inc. ............................................................    United States              37,600           1,333,672
 (a)EMC Corp. ............................................................    United States              48,100             527,657
    International Business Machines Corp. ................................    United States               5,700             496,299
 (a)Lexmark International Inc. ...........................................    United States               4,000             354,000
 (a)Network Appliance Inc. ...............................................    United States              44,700             863,157
 (a)Storage Technology Corp. .............................................    United States              15,600             389,220
                                                                                                                      -------------
                                                                                                                          3,964,005
                                                                                                                      -------------

    ELECTRICAL EQUIPMENT .5%
    Rockwell Automation Inc. .............................................    United States               6,400             239,424
                                                                                                                      -------------

    ELECTRONIC EQUIPMENT & INSTRUMENTS 9.6%
    BEI Technologies Inc. ................................................    United States              25,900             621,859
 (a)Electro Scientific Industries Inc. ...................................    United States              22,600             581,950
    National Instruments Corp. ...........................................    United States              29,300             851,165
    Tektronix Inc. .......................................................    United States              32,500             988,000
 (a)Thermo Electron Corp. ................................................    United States              31,200             802,464
 (a)Trimble Navigation Ltd. ..............................................    United States              25,500             708,135
                                                                                                                      -------------
                                                                                                                          4,553,573
                                                                                                                      -------------

    ELECTRONIC PRODUCTION EQUIPMENT 2.6%
 (a)Formfactor Inc. ......................................................    United States              36,000             722,880
 (a)Varian Semiconductor Equipment Associates Inc. .......................    United States              16,900             504,803
                                                                                                                      -------------
                                                                                                                          1,227,683
                                                                                                                      -------------

    INTERNET & CATALOG RETAIL 2.1%
 (a)eBay Inc. ............................................................    United States              12,500             979,125
                                                                                                                      -------------

    INTERNET SOFTWARE & SERVICES 6.0%
 (a)CNET Networks Inc. ...................................................    United States              46,900             428,197
 (a)InfoSpace Inc. .......................................................    United States              15,000             561,900
 (a)VeriSign Inc. ........................................................    United States              33,300             583,083
 (a)Yahoo! Inc. ..........................................................    United States              41,280           1,271,424
                                                                                                                      -------------
                                                                                                                          2,844,604
                                                                                                                      -------------


                                        Quarterly Statements of Investments | 55

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TECHNOLOGY FUND                                                      COUNTRY                SHARES            VALUE
    -------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    IT SERVICES 9.5%
 (a)Accenture Ltd., A ....................................................       Bermuda                 31,100       $     765,993
 (a)Alliance Data System Corp. ...........................................    United States              16,000             635,360
 (a)Cognizant Technology Solutions Corp., A ..............................    United States              34,000             936,700
    First Data Corp. .....................................................    United States              21,900             976,959
 (a)Kanbay International Inc. ............................................    United States              17,900             277,629
    Paychex Inc. .........................................................    United States              28,700             881,377
                                                                                                                      -------------
                                                                                                                          4,474,018
                                                                                                                      -------------

    SEMICONDUCTORS 18.2%
 (a)Actel Corp. ..........................................................    United States              34,000             510,680
    Analog Devices Inc. ..................................................    United States              31,800           1,262,460
 (a)Exar Corp. ...........................................................    United States              60,400             813,588
 (a)Integrated Circuit Systems Inc. ......................................    United States              37,000             885,040
    Intel Corp. ..........................................................    United States              18,300             446,154
    Intersil Corp., A ....................................................    United States              60,500           1,111,385
    Linear Technology Corp. ..............................................    United States              24,000             938,400
 (a)Marvell Technology Group Ltd. ........................................       Bermuda                 31,200             724,464
    Microchip Technology Inc. ............................................    United States              20,800             602,576
 (a)Microtune Inc. .......................................................    United States              26,000             115,700
 (a)Silicon Laboratories Inc. ............................................    United States               2,800              98,812
 (a)Volterra Semiconductor Corp. .........................................    United States              32,200             260,498
    Xilinx Inc. ..........................................................    United States              15,100             444,393
 (a)Zilog Inc. ...........................................................    United States              47,600             361,760
                                                                                                                      -------------
                                                                                                                          8,575,910
                                                                                                                      -------------

    SOFTWARE 23.4%
    Adobe Systems Inc. ...................................................    United States              22,000             927,960
 (a)Agile Software Corp. .................................................    United States              75,600             562,464
 (a)Amdocs Ltd. ..........................................................    United States              24,200             525,140
 (a)Cognos Inc. ..........................................................        Canada                 28,000             943,040
    Computer Associates International Inc. ...............................    United States              13,200             333,168
 (a)Electronic Arts Inc. .................................................    United States              15,100             756,963
    Fair Isaac Inc. ......................................................    United States              13,700             391,546
 (a)FileNET Corp. ........................................................    United States              32,600             619,400
 (a)Macrovision Corp. ....................................................    United States              10,600             229,384
 (a)Magma Design Automation Inc. .........................................    United States              22,200             394,050
 (a)Mcafee Inc. ..........................................................    United States              35,300             634,694
 (a)Mercury Interactive Corp. ............................................    United States              14,700             537,432
    Microsoft Corp. ......................................................    United States              54,200           1,542,532
 (a)RSA Security Inc. ....................................................    United States              18,700             348,194
    SAP AG, ADR ..........................................................       Germany                 18,300             732,183
 (a)Symantec Corp. .......................................................    United States              22,300           1,042,748
 (a)Verity Inc. ..........................................................    United States              45,600             507,528
                                                                                                                      -------------
                                                                                                                         11,028,426
                                                                                                                      -------------
    TOTAL COMMON STOCKS (COST $37,925,387). ..............................                                               43,904,224
                                                                                                                      -------------


56 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TECHNOLOGY FUND                                                      COUNTRY                SHARES            VALUE
    -------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $3,627,292) 7.7%
    MONEY FUND
 (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ........    United States           3,627,292       $   3,627,292
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $41,552,679) 100.7%...........................                                               47,531,516
    OTHER ASSETS, LESS LIABILITIES (.7)%..................................                                                 (315,282)
                                                                                                                      -------------
    NET ASSETS 100.0% ....................................................                                            $  47,216,234
                                                                                                                      =============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                           Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 57

                       This page intentionally left blank.


58 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

        ---------------------------------------------------------------------------------------------------------------------------
        FRANKLIN U.S. LONG-SHORT FUND                                            COUNTRY         SHARES/CONTRACTS         VALUE
        ---------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND OPTIONS 59.4%
        COMMERCIAL SERVICES 1.1%
     (b)Thomson Corp. ....................................................        Canada                 31,999       $   1,093,726
                                                                                                                      -------------

        CONSUMER NON-DURABLES 2.1%
        Colgate-Palmolive Co. ............................................    United States              18,513             984,892
     (b)PepsiCo Inc. .....................................................    United States              23,085           1,154,250
                                                                                                                      -------------
                                                                                                                          2,139,142
                                                                                                                      -------------

        CONSUMER SERVICES 3.9%
        Clear Channel Communications Inc. ................................    United States              28,760           1,026,732
 (a),(b)DIRECTV Group Inc. ...............................................    United States              53,026             859,552
        Dow Jones & Co. Inc. .............................................    United States              29,060           1,231,563
 (a),(b)Liberty Media Corp., A ...........................................    United States             114,509             971,036
                                                                                                                      -------------
                                                                                                                          4,088,883
                                                                                                                      -------------

        DISTRIBUTION SERVICES 1.0%
     (b)AmerisourceBergen Corp. ..........................................    United States              18,825           1,017,679
        Cardinal Health Inc., Jan. 55 Calls, 1/22/05......................    United States                 296              25,160
                                                                                                                      -------------
                                                                                                                          1,042,839
                                                                                                                      -------------

        ELECTRONIC TECHNOLOGY 6.5%
     (a)Agere Systems Inc., A.............................................    United States             334,387             414,640
     (a)Comverse Technology Inc. .........................................    United States              60,569           1,033,307
 (a),(b)EMC Corp. ........................................................    United States              72,454             794,820
     (a)F5 Networks Inc. .................................................    United States               7,400             193,806
        Intel Corp. ......................................................    United States              38,170             930,585
        Intersil Corp., A.................................................    United States              52,220             959,281
 (a),(b)Kemet Corp. ......................................................    United States              56,683             571,932
     (b)Motorola Inc. ....................................................    United States             107,828           1,717,700
        Motorola Inc., Aug. 16 Calls, 8/21/04.............................    United States                 153               8,415
        Semiconductor HOLDRs Trust, Nov. 32.5 Calls, 11/20/04.............    United States                 487             133,925
                                                                                                                      -------------
                                                                                                                          6,758,411
                                                                                                                      -------------

        ENERGY MINERALS 4.2%
     (b)BP PLC, ADR.......................................................    United Kingdom             20,097           1,132,667
        BP PLC, ADR, Oct. 50 Puts, 10/16/04...............................    United States                 400              12,000
        Chesapeake Energy Corp. ..........................................    United States              69,000           1,059,150
     (b)Peabody Energy Corp. .............................................    United States              22,628           1,271,241
     (b)Unocal Corp. .....................................................    United States              22,790             883,340
                                                                                                                      -------------
                                                                                                                          4,358,398
                                                                                                                      -------------

        FINANCE 7.1%
        Allstate Corp. ...................................................    United States              21,599           1,016,881
     (b)Assurant Inc. ....................................................    United States              43,427           1,059,619
        Bank of New York Co. Inc. ........................................    United States              36,100           1,037,153
     (b)Countrywide Financial Corp. ......................................    United States              18,971           1,367,809
 (a),(b)Federal Agriculture Mortgage Corp., C ............................    United States              39,884             731,871
     (b)The PMI Group Inc. ...............................................    United States              26,856           1,107,273


                                        Quarterly Statements of Investments | 59

FRANKLIN STRATEGIC SERIES

        ---------------------------------------------------------------------------------------------------------------------------
        FRANKLIN U.S. LONG-SHORT FUND                                             COUNTRY        SHARES/CONTRACTS         VALUE
        ---------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND OPTIONS (CONT.)
        FINANCE (CONT.)
        Shinsei Bank Ltd. ................................................        Japan                  53,000       $     289,121
        Shinsei Bank Ltd., 144A ..........................................        Japan                 130,000             709,165
                                                                                                                      -------------
                                                                                                                          7,318,892
                                                                                                                      -------------

        HEALTH SERVICES 1.0%
     (b)Chemed Corp. .....................................................    United States              22,513           1,053,608
                                                                                                                      -------------

        HEALTH TECHNOLOGY 5.2%
     (a)Boston Scientific Corp. ..........................................    United States              29,200           1,117,192
 (a),(b)Forest Laboratories Inc. .........................................    United States               9,114             458,343
     (a)MedImmune Inc. ...................................................    United States              32,061             738,686
     (a)Shire Pharmaceuticals Group PLC, ADR .............................    United Kingdom             39,490           1,049,644
     (b)Wyeth ............................................................    United States              57,277           2,027,606
                                                                                                                      -------------
                                                                                                                          5,391,471
                                                                                                                      -------------

        INDUSTRIAL SERVICES 6.0%
 (a),(b)Lone Star Technologies Inc. ......................................    United States              19,142             637,812
     (a)Noble Corp. ......................................................    United States              34,170           1,323,062
 (a),(b)Pride International Inc. .........................................    United States              51,198             921,564
 (a),(b)Rowan Cos. Inc. ..................................................    United States              49,026           1,197,215
     (a)Shaw Group Inc. ..................................................    United States              42,300             419,616
 (a),(b)Superior Energy Services Inc. ....................................    United States             152,113           1,700,623
                                                                                                                      -------------
                                                                                                                          6,199,892
                                                                                                                      -------------

        NON-ENERGY MINERALS 5.5%
     (b)Barrick Gold Corp. ...............................................        Canada                 54,753           1,046,877
     (a)Kinross Gold Corp. ...............................................        Canada                156,167             829,601
 (a),(b)Meridian Gold Inc. ...............................................    United States             105,536           1,399,407
        Newcrest Mining Ltd. .............................................      Australia               107,900           1,074,497
        Xstrata AG .......................................................     Switzerland               93,483           1,319,152
                                                                                                                      -------------
                                                                                                                          5,669,534
                                                                                                                      -------------

        PROCESS INDUSTRIES 7.0%
     (b)Bunge Ltd. .......................................................    United States              52,798           2,118,784
     (b)Cabot Corp. ......................................................    United States              31,837           1,212,353
 (a),(b)Cabot Microelectronics Corp. .....................................    United States              44,262           1,570,858
     (a)Graftech International Ltd. ......................................    United States             101,000           1,114,030
     (b)RPM International Inc. ...........................................    United States              82,840           1,246,742
                                                                                                                      -------------
                                                                                                                          7,262,767
                                                                                                                      -------------

        PRODUCER MANUFACTURING 1.8%
        ITT Industries Inc. ..............................................    United States              13,257           1,059,897
        SPX Corp. ........................................................    United States              18,600             761,670
                                                                                                                      -------------
                                                                                                                          1,821,567
                                                                                                                      -------------


60 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN U.S. LONG-SHORT FUND                                                COUNTRY         SHARES/CONTRACTS         VALUE
    -------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OPTIONS (CONT.)
    RETAIL TRADE 3.2%
 (a)Dollar Tree Stores Inc. ..............................................    United States              43,770       $   1,177,851
    Fred's Inc. ..........................................................    United States              67,587           1,219,945
    Wal-Mart Stores Inc. .................................................    United States              17,942             951,105
                                                                                                                      -------------
                                                                                                                          3,348,901
                                                                                                                      -------------

    TECHNOLOGY SERVICES 2.6%
 (a)Kanbay International Inc. ............................................    United States              40,600             629,706
 (b)Microsoft Corp. ......................................................    United States              72,911           2,075,047
                                                                                                                      -------------
                                                                                                                          2,704,753
                                                                                                                      -------------

    TRANSPORTATION 1.2%
 (b)C.H. Robinson Worldwide Inc. .........................................    United States              28,342           1,239,396
                                                                                                                      -------------
    TOTAL COMMON STOCKS AND OPTIONS (COST $56,922,765)....................                                               61,492,180
                                                                                                                      -------------

    SHORT TERM INVESTMENTS 42.0%
    MONEY FUND (COST $25,828,807) 25.0%
 (c)Franklin Institutional Fiduciary Trust Money Market Portfolio.........    United States          25,828,807          25,828,807
                                                                                                                      -------------

                                                                                               ----------------
                                                                                               PRINCIPAL AMOUNT
                                                                                               ----------------
    REPURCHASE AGREEMENT (COST $17,563,280) 17.0%
 (d)Joint Repurchase Agreement, 1.320%, 8/02/04
      (Maturity Value $17,565,212) .......................................    United States        $ 17,563,280          17,563,280
       ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,725,782)
       Banc of America Securities LLC (Maturity Value $1,725,782)
       Barclays Capital Inc. (Maturity Value $1,725,782)
       Bear, Stearns & Co. Inc. (Maturity Value $767,248)
       BNP Paribas Securities Corp. (Maturity Value $1,725,782)
       Deutsche Bank Securities Inc. (Maturity Value $1,725,782)
       Goldman, Sachs & Co. (Maturity Value $1,725,782)
       Greenwich Capital Markets Inc. (Maturity Value $1,725,782)
       Lehman Brothers Inc. (Maturity Value $1,265,926)
       Morgan Stanley & Co. Inc. (Maturity Value $1,725,782)
       UBS Securities LLC (Maturity Value $1,725,782)
        Collateralized by U.S. Government Agency Securities,
          1.260% - 7.125%, 8/11/04-6/15/09, U.S. Treasury Bonds,
          9.375%, 2/15/06, and U.S. Treasury Notes, 1.625%-7.500%,
          2/15/04-6/15/09
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS (COST $43,392,087) ......................                                               43,392,087
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $100,314,852) 101.4% .........................                                              104,884,267
    OPTIONS WRITTEN (.1)% ................................................                                                 (251,280)
    SECURITIES SOLD SHORT (40.9)% ........................................                                              (42,293,399)
    OTHER ASSETS, LESS LIABILITIES 39.6% .................................                                               40,996,712
                                                                                                                      -------------
    NET ASSETS 100.0% ....................................................                                            $ 103,336,300
                                                                                                                      =============


                                        Quarterly Statements of Investments | 61

FRANKLIN STRATEGIC SERIES

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN U.S. LONG-SHORT FUND                                                    COUNTRY           CONTRACTS              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OPTIONS WRITTEN .1%
ISSUER
DISTRIBUTION SERVICES .1%
Cardinal Health Inc., Jan. 50 Puts, 1/22/05...............................    United States                 296       $     201,280
                                                                                                                      -------------

ENERGY MINERALS
BP PLC, ADR, Oct. 55 Calls, 10/16/04......................................    United States                 200              50,000
                                                                                                                      -------------
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $120,748)........................                                                  251,280
                                                                                                                      -------------

                                                                                               ----------------
SECURITIES SOLD SHORT 40.9%                                                                         SHARES
                                                                                               ----------------
ISSUER
COMMERCIAL SERVICES 1.4%
Reuters Group PLC, ADR ...................................................    United Kingdom             42,284           1,495,585
                                                                                                                      -------------

CONSUMER DURABLES 2.7%
The Black & Decker Corp. .................................................    United States              29,713           2,077,236
Pulte Homes Inc. .........................................................    United States              13,599             742,913
                                                                                                                      -------------
                                                                                                                          2,820,149
                                                                                                                      -------------

CONSUMER SERVICES 1.5%
Applebee's International Inc. ............................................    United States              57,026           1,519,173
                                                                                                                      -------------

DISTRIBUTION SERVICES 1.0%
Sysco Corp. ..............................................................    United States              29,142           1,003,942
                                                                                                                      -------------

ELECTRONIC TECHNOLOGY 1.9%
Juniper Networks Inc. ....................................................    United States              54,855           1,259,471
Texas Instruments Inc. ...................................................    United States              34,284             731,277
                                                                                                                      -------------
                                                                                                                          1,990,748
                                                                                                                      -------------

ENERGY MINERALS 9.0%
Amerada Hess Corp. .......................................................    United States              19,410           1,617,823
Marathon Oil Corp. .......................................................    United States              18,753             706,426
Repsol YPF SA, ADR .......................................................        Spain                  51,769           1,102,680
Tesoro Petroleum Corp. ...................................................    United States             201,820           5,852,780
                                                                                                                      -------------
                                                                                                                          9,279,709
                                                                                                                      -------------

FINANCE 4.5%
Fannie Mae ...............................................................    United States              16,114           1,143,449
Greenpoint Financial Corp. ...............................................    United States              22,628             919,376
JPMorgan Chase & Co. .....................................................    United States              44,684           1,668,054
MBNA Corp. ...............................................................    United States              37,370             922,665
                                                                                                                      -------------
                                                                                                                          4,653,544
                                                                                                                      -------------

HEALTH TECHNOLOGY .7%
Eli Lilly & Co. ..........................................................    United States              11,331             722,011
                                                                                                                      -------------


62 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN U.S. LONG-SHORT FUND                                                    COUNTRY             SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONT.)
ISSUER
INDUSTRIAL SERVICES .5%
Veritas DGC Inc. .........................................................    United States              19,771       $     486,960
                                                                                                                      -------------

INVESTMENT TRUSTS/MUTUAL FUNDS 6.0%
Biotech HOLDRs Trust......................................................    United States              13,942           1,937,938
Oil Service HOLDRs Trust..................................................    United States              35,884           2,683,405
Semiconductor HOLDRs Trust................................................    United States              48,721           1,602,434
                                                                                                                      -------------
                                                                                                                          6,223,777
                                                                                                                      -------------

PROCESS INDUSTRIES 2.0%
PPG Industries Inc. ......................................................    United States              34,170           2,014,321
                                                                                                                      -------------

PRODUCER MANUFACTURING 4.4%
Caterpillar Inc. .........................................................    United States              27,313           2,007,232
Danaher Corp. ............................................................    United States              33,141           1,678,592
Navistar International Corp. .............................................    United States              23,428             842,237
                                                                                                                      -------------
                                                                                                                          4,528,061
                                                                                                                      -------------

RETAIL TRADE 2.0%
Target Corp. .............................................................    United States              24,228           1,056,341
Williams-Sonoma Inc. .....................................................    United States              31,313           1,017,359
                                                                                                                      -------------
                                                                                                                          2,073,700
                                                                                                                      -------------

TECHNOLOGY SERVICES 1.0%
Citrix Systems Inc. ......................................................    United States              59,838           1,054,346
                                                                                                                      -------------

TRANSPORTATION 2.3%
Expeditors International of Washington Inc. ..............................    United States              24,685           1,145,631
J.B. Hunt Transport Services Inc. ........................................    United States              33,370           1,281,742
                                                                                                                      -------------
                                                                                                                          2,427,373
                                                                                                                      -------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $30,211,452)........................                                            $  42,293,399
                                                                                                                      -------------

(a)   Non-income producing.

(b)   Security segregated with broker for securities sold short.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(d) At July 31, 2004, all repurchase agreements had been entered into on July 30, 2004.


                                           Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 63

FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Strategic Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twelve series (the Funds).

1. INCOME TAXES

At July 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments and securities sold short for income tax purposes was as follows:

                                                   --------------------------------------------------
                                                      FRANKLIN          FRANKLIN          FRANKLIN
                                                     AGGRESSIVE      BIOTECHNOLOGY        BLUE CHIP
                                                     GROWTH FUND     DISCOVERY FUND         FUND
                                                   --------------------------------------------------
Cost of investments ............................   $  138,138,865    $  560,728,400    $  236,985,078
                                                   ==================================================
Unrealized appreciation ........................   $   16,562,825    $  158,672,111    $   28,655,936
Unrealized depreciation ........................       (4,464,423)      (43,653,954)      (15,741,693)
                                                   --------------------------------------------------
Net unrealized appreciation (depreciation) .....   $   12,098,402    $  115,018,157    $   12,914,243
                                                   ==================================================

                                                   --------------------------------------------------
                                                                        FRANKLIN         FRANKLIN
                                                      FRANKLIN           GLOBAL           GLOBAL
                                                      FLEX CAP       COMMUNICATIONS     HEALTH CARE
                                                     GROWTH FUND          FUND             FUND
                                                   --------------------------------------------------
Cost of investments ............................   $1,426,690,541    $   60,980,143    $  113,433,778
                                                   ==================================================
Unrealized appreciation ........................   $  492,349,321    $    8,139,534    $   13,522,198
Unrealized depreciation ........................      (56,669,463)       (4,266,733)       (7,691,839)
                                                   --------------------------------------------------
Net unrealized appreciation (depreciation) .....   $  435,679,858    $    3,872,801    $    5,830,359
                                                   ==================================================

                                                   --------------------------------------------------
                                                      FRANKLIN          FRANKLIN          FRANKLIN
                                                       NATURAL          SMALL CAP      SMALL-MID CAP
                                                   RESOURCES FUND    GROWTH FUND II     GROWTH FUND
                                                   --------------------------------------------------
Cost of investments ............................   $  125,745,145    $1,179,065,120    $7,925,188,054
                                                   ==================================================
Unrealized appreciation ........................   $   25,076,086    $  269,457,088    $1,551,265,899
Unrealized depreciation ........................       (1,453,509)     (105,261,155)     (626,330,663)
                                                   --------------------------------------------------
Net unrealized appreciation (depreciation) .....   $   23,622,577    $  164,195,933    $  924,935,236
                                                   ==================================================

                                                   --------------------------------------------------
                                                                                          FRANKLIN
                                                      FRANKLIN          FRANKLIN            U.S.
                                                      STRATEGIC        TECHNOLOGY        LONG-SHORT
                                                     INCOME FUND          FUND              FUND
                                                   --------------------------------------------------
Cost of investments ............................   $  739,413,645    $   42,391,933    $  100,961,136
                                                   ==================================================
Unrealized appreciation ........................   $   38,401,673    $    7,353,911    $    8,479,668
Unrealized depreciation ........................      (12,414,181)       (2,214,328)      (16,769,016)
                                                   --------------------------------------------------
Net unrealized appreciation (depreciation) .....   $   25,987,192    $    5,139,583    $   (8,289,348)
                                                   ==================================================


64 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

2. RESTRICTED SECURITIES

At July 31, 2004, the following funds held investments in restricted and illiquid securities, as follows:

------------------------------------------------------------------------------------------------------------
                                                                  ACQUISITION
SHARES/ WARRANTS    ISSUER                                           DATE           COST            VALUE
------------------------------------------------------------------------------------------------------------
FRANKLIN AGGRESSIVE GROWTH FUND
    23,821      Intersil Corp., wts., 144A, 11/19/06
                 (.14% OF NET ASSETS)..........................        4/10/02   $    153,209   $     208,763
                                                                                                -------------

FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
   420,221      BioMarin Pharmaceutical Inc. ..................        5/17/01   $  3,441,179   $   2,403,664
 2,227,172      Fibrogen Inc., cvt. pfd., E ...................        5/19/00     10,000,002       7,706,015
                                                                                                -------------
               TOTAL RESTRICTED SECURITIES (1.7% OF NET ASSETS) .............................   $  10,109,679
                                                                                                =============

FRANKLIN FLEX CAP GROWTH FUND
   145,772      Anda Networks, cvt. pfd., D ...................        3/24/00   $  2,000,000   $          --
 2,227,171      Fibrogen Inc., cvt. pfd., E ...................        5/19/00      9,999,998       7,706,012
   119,105      Intersil Corp., wts., 144A, 11/19/06 ..........       11/19/01        766,044       1,043,814
   124,712      Kestrel Solutions, cvt. pfd., D ...............        1/20/00      1,624,997              --
   772,727      Masimo Corp., cvt. pfd., F ....................        5/15/00      8,499,997       4,249,998
                                                                                                -------------
               TOTAL RESTRICTED SECURITIES (.69% OF NET ASSETS) .............................   $  12,999,824
                                                                                                =============

FRANKLIN GLOBAL COMMUNICATIONS FUND
    95,932      Kestrel Solutions Inc., cvt. pfd., D ..........        1/21/00   $  1,249,994   $          --
                                                                                                =============

FRANKLIN GLOBAL HEALTH CARE FUND
   136,364      Masimo Corp., cvt. pfd., F
                 (.6% OF NET ASSETS) ..........................        5/15/00   $  1,500,044   $     750,002
                                                                                                =============

FRANKLIN SMALL CAP GROWTH FUND II
   230,271      Intersil Corp., wts., 144A, 11/19/06
                 (.15% OF NET ASSETS) .........................       11/19/01   $  1,481,014   $   2,018,039
                                                                                                =============

FRANKLIN SMALL-MID CAP GROWTH FUND
   364,431      Anda Networks, cvt. pfd., D ...................        3/24/00   $  5,000,000   $          --
 1,792,573      Foveon Inc., 144A .............................        4/08/02     13,999,995      13,999,995
   239,831      Kestrel Solutions, cvt. pfd., D ...............        1/20/00      3,124,998              --
   682,128      Mirapoint Inc., 144A ..........................        9/09/99      4,999,998              --
                                                                                                -------------
               TOTAL RESTRICTED SECURITIES (.17% OF NET ASSETS) .............................   $  13,999,995
                                                                                                =============

FRANKLIN STRATEGIC INCOME FUND
   516,372      Cambridge Industries Liquidating
                 Trust Interest................................        1/09/02   $         --   $       2,582
                                                                                                =============


                                        Quarterly Statements of Investments | 65

FRANKLIN STRATEGIC SERIES

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Franklin Small-Mid Cap Growth Fund at July 31, 2004, were as shown below.

--------------------------------------------------------------------------------------------------------------------------------
                                      NUMBER OF                             NUMBER OF
                                     SHARES HELD                           SHARES HELD      VALUE
                                    AT BEGINNING     GROSS       GROSS       AT END         AT END         DIVIDEND    REALIZED
NAME OF ISSUER                        OF PERIOD    ADDITIONS   REDUCTIONS   OF PERIOD     OF PERIOD         INCOME    GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Cabot Corp. ......................     3,232,600          --           --    3,232,600   $123,097,408     $ 484,890   $       --
Gibraltar Steel Corp. ............       968,100          --           --      968,100            (a)        48,405           --
Gymboree Corp. ...................     2,611,300          --           --    2,611,300     41,336,879            --           --
Hewitt Associates Inc. ...........     1,592,400          --           --    1,592,400     42,517,080            --           --
Mettler-Toledo International Inc.
 (Switzerland)....................     2,514,400          --           --    2,514,400    104,850,480            --           --
Tektronix Inc. ...................     5,145,100          --           --    5,145,100    156,411,040       205,804           --
                                                                                         ---------------------------------------
                TOTAL AFFILIATED SECURITIES (5.7% OF NET ASSETS)......................   $468,212,887     $ 739,099   $       --
                                                                                         =======================================

(a)   As of July 31, 2004, no longer an affiliate.

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

66 | Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN STRATEGIC SERIES

By /S/JIMMY D. GAMBILL
   -------------------
      Chief Executive Officer - Finance and Administration
Date    September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Chief Executive Officer - Finance and Administration
Date    September 28, 2004


By /S/GALEN G. VETTER
      ---------------
      Chief Financial Officer
Date    September 28, 2004










                                    Exhibit A

I, Jimmy D. Gambill, certify that:

1. I have reviewed this report on Form N-Q of the Franklin Strategic Series;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 23, 2004

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

1. I have reviewed this report on Form N-Q of the Franklin Strategic Series;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 23, 2004

/S/GALEN G. VETTER
Chief Financial Officer